UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	10/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Annual Report

October 31, 2007

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

2007 Annual Report

October 31, 2007

Table of Contents

Shareholder’s Letter	3
Performance Summary	5

Investment Overviews and Portfolio of Investments

Money Market Portfolio	6
Prime Portfolio	14
Government Portfolio	24
Treasury Portfolio	31
Tax-Exempt Portfolio	36

Statements of Assets and Liabilities	45
Statements of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	62
Federal Income Tax Information	63
U.S. Privacy Policy	64
Trustee and Officer Information	66

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, yields, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/msim. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

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2007 Annual Report

October 31, 2007

Shareholder’s Letter

Dear Shareholders:

Overview

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2007. MSILF currently offers five portfolios (Money Market, Prime, Government, Treasury and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Ronald E. Robison
President & Principal Executive Officer
November 2007

(This page has been left blank intentionally.)

2007 Annual Report

October 31, 2007

Performance Summary (unaudited)

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2007, were as follows:

	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management
	Class		Class		Class		Class		Class		Class		Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolio:
Money Market	5.15%	5.28%	5.10%	5.23%	5.05%	5.18%	5.00%	5.12%	4.90%	5.02%	4.65%	4.76%	4.85%	4.97%
Prime	5.11%	5.25%	5.06%	5.19%	5.01%	5.14%	4.96%	5.09%	4.86%	4.98%	4.61%	4.72%	—	—
Government	4.82%	4.94%	4.77%	4.89%	4.72%	4.84%	4.67%	4.78%	4.57%	4.68%	4.32%	4.42%	—	—
Treasury	4.58%	4.69%	4.53%	4.64%	4.48%	4.59%	4.43%	4.53%	4.33%	4.43%	4.08%	4.17%	4.28%	4.38%
Tax-Exempt	3.37%	3.43%	3.32%	3.38%	3.27%	3.33%	3.22%	3.28%	3.12%	3.17%	2.87%	2.91%	3.07%	3.12%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/msim. Investment return and principal value will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Treasury and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2007 Annual Report

October 31, 2007

Investment Overview (unaudited)

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2007, the Portfolio’s Institutional Share Class had a total return of 5.35%. For the seven-day period ended October 31, 2007, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.15%, while its 30-day moving average annualized yield was 5.17%.

Factors Affecting Performance

From November 2006 through July 2007, the Federal Open Market Committee (the “Fed”) left monetary policy unchanged. On August 17, 2007 citing deteriorating financial market conditions and the potential impact that tighter credit conditions could have in restraining economic growth, the Fed announced a cut in the discount rate of 50 basis points and adjustments in usual discount window practices to facilitate the provision of term financing. On September 18, 2007 the Fed lowered its target federal funds rate by a higher than anticipated 50 basis points, citing risks to growth and the potential for further deterioration in housing activity caused by tightening financial conditions, while also cutting the discount rate a further 50 basis points. Easing continued in October, when on the last day of the month the Fed reduced both the discount rate and the target rates by 25 basis points, to 5.0% and 4.5%, respectively. At that time, the Fed stated that the pace of economic expansion would likely slow. However, it also stated that the upside risks to inflation roughly balanced the downside risks to growth, which the market interpreted as an indication that further rate cuts were unlikely.

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics released were worse than anticipated. U.S. gross domestic product (GDP) expanded an estimated 3.9% in the third quarter of 2007, about flat with 3.8% in the second quarter but up significantly from the anemic 0.6% rate of growth in the first quarter. Manufacturing activity was sluggish in the first quarter but rebounded in the second quarter as both the Institute for Supply Management manufacturing and non-manufacturing indices rose sharply to levels well above those that indicate expansion. Starting in late July, credit market concerns began to take center stage as highly publicized troubles at two large mortgage-related hedge funds and associated subprime mortgage concerns spread across the broader fixed income market. From mid-August through mid-September, LIBOR rates rose as credit exposures were questioned and fears of ballooning balance sheets and the creditworthiness of those holdings caused inter-bank lending to all but cease. In the last weeks of the fiscal year, high energy costs, volatile financial markets and a weak housing market all contributed to a decline in consumer confidence.

Management Strategies

As of October 31, 2007, the Portfolio had net assets of slightly more than $10.8 billion and a weighted average maturity of 40 days. As of the end of October, 40% of the Portfolio was invested in commercial paper, 29% in corporate bonds, 16% in repurchase agreements, 15% in certificates of deposit (CDs) and 1% in asset backed securities.

Our strategy of managing the Portfolio was really a tale of several distinct periods. During the early months of the review period, when the Fed held monetary policy steady, the market began to price in significant easing. At that time, however, we were not convinced this would occur, and shortly thereafter the money market yield curve inverted with LIBOR rates moving lower from six months on out. Therefore, we chose to emphasize the three-to-six month part of the curve, which effectively increased the weighted average maturity of the Portfolio and allowed it to pick up yield over one-month paper. We favored this part of the curve over the one-year sector as we continued to believe the Fed would not quickly shift to an easing mode, which would be necessary in order for the longer part of the curve to outperform three-to-six month securities.

As we progressed into the second quarter of 2007, we began to look to increase the Portfolio’s weighted average maturity. In the latter part of the quarter there was a pronounced market selloff and the one-year LIBOR setting steepened out to 25 basis points over the current funds rate, at which point we selectively added some one-year fixed rate bonds to the Portfolio. When the credit market crisis hit during the August-September period, we focused on maximizing the Portfolio’s liquidity, favoring investments very short in tenor, from overnight to two weeks maturity, building our overnight liquidity exposure to over 20% of assets. We also selectively purchased four-to-six month paper in order to keep some longer-maturity assets on the books as the Fed was poised to begin easing monetary policy.

Investment Overview (cont’d)

Money Market Portfolio

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,027.00	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Service Class
Actual	$1,000.00	$1,026.80	$0.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.35	0.87

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Investor Class
Actual	$1,000.00	$1,026.50	$1.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	1.12

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Administrative Class
Actual	$1,000.00	$1,026.20	$1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Overview (cont’d)

Money Market Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Advisory Class
Actual	$1,000.00	$1,025.70	$1.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.89

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Participant Class
Actual	$1,000.00	$1,024.40	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	3.11

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Cash Management Class
Actual	$1,000.00	$1,025.50	$2.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.09	2.14

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*       Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

October 31, 2007

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Securities (0.8%)
Asset Backed - CLO (0.8%)
Carlyle Loan Investment Ltd.,
5.68%, 6/30/08	$ (a)(b)40,000	$40,000
5.76%, 7/14/08	(a)(b)12,500	12,500
Shiprock Finance,
5.27%, 8/11/08	(a)(b)29,364	29,357
Total Asset Backed Securities (Cost $81,857)		81,857
Certificates of Deposit (15.1%)
Banking (1.2%)
Citigroup Funding, Inc.,
4.73%, 12/28/07	50,000	50,000
Wachovia Corp.,
5.32%, 2/4/08	75,000	75,000
		125,000
International Banks (13.9%)
Banco Bilbao Vizcaya Argentaria,
5.18%, 4/3/08	(b)125,000	124,982
Bank of Montreal,
5.09%, 4/18/08	75,000	75,000
Bank of Scotland,
5.32%, 2/22/08	60,000	60,011
5.51%, 12/20/07	75,000	75,036
Barclays Bank plc,
5.18%, 12/21/07	200,000	200,000
Credit Suisse,
5.47%, 2/26/08	(b)75,000	75,000
Depfa Bank plc,
5.32%, 11/30/07	100,000	100,000
Deutsche Bank AG,
4.64%, 4/28/08	(b)50,000	49,989
Natixis,
5.19%, 2/15/08	30,000	30,004
5.35%, 2/4/08	125,000	125,040
Norinchukin Bank Ltd.,
5.35%, 12/21/07	150,000	150,000
5.38%, 12/14/07	125,000	124,999
Societe Generale,
5.15%, 12/19/07	100,000	100,000
UBS AG,
5.46%, 2/19/08	115,000	115,000
5.50%, 3/12/08	100,000	100,000
		1,505,061
Total Certificates of Deposit (Cost $1,630,061)		1,630,061
Commercial Paper (39.7%) (e)
Asset Backed - Auto (0.3%)
DaimlerChrysler Revolving Auto Conduit LLC,
5.28%, 11/6/07	31,701	31,678
Asset Backed - Consumer (6.3%)
Corporate Asset Funding Co., Inc,
6.06%, 11/14/07	$ (a)50,000	$49,892
Gemini Securitization Corp.,
2.57%, 12/14/07	(a)50,000	49,706
4.92%, 12/19/07	(a)15,000	14,902
4.97%, 11/27/07	(a)50,000	49,821
5.42%, 11/6/07	(a)25,340	25,321
5.23%, 11/13/07 - 11/16/07	(a)60,000	59,885
5.19%, 12/12/07 - 12/17/07	(a)60,500	60,116
Old Line Funding LLC,
5.25%, 12/14/07	(a)12,500	12,422
Ranger Funding
6.08%, 11/30/07	(a)50,659	50,414
Regency Markets No. 1 LLC,
5.00%, 11/23/07	(a)30,000	29,909
5.07%, 1/25/08	(a)21,311	21,059
Thames Asset Global Securitization, Inc.,
5.40%, 11/26/07 - 12/3/07	(a)61,465	61,193
6.20%, 11/5/07	(a)40,000	39,973
Three Rivers Funding Corp.,
5.02%, 11/28/07	(a)50,000	49,813
5.21%, 12/21/07	(a)35,000	34,749
5.53%, 11/15/07	(a)30,000	29,936
Thunder Bay Funding LLC,
5.24%, 11/20/07	(a)40,313	40,202
		679,313
Asset Backed - Corporate (1.7%)
CIESCO LLC,
5.37%, 11/7/07	(a)25,000	24,978
5.38%, 11/15/07	(a)50,000	49,897
SIMBA Funding Corp.,
4.92%, 11/26/07	30,000	29,898
5.35%, 11/2/07	50,000	49,993
Tulip Funding Corp.,
6.24%, 11/13/07	(a)25,000	24,948
		179,714
Asset Backed - Diversified (3.5%)
CRC Funding LLC,
5.21%, 1/23/08	(a)60,000	59,292
Lexington Parker Capieal Corp.,
5.56%, 11/19/07	(a)50,000	50,000
Market Street Funding,
5.27%, 11/19/07	(a)25,000	24,935
5.37%, 12/3/07	(a)30,000	29,858
6.27%, 11/15/07	(a)75,000	74,819
Silver Tower U.S. Funding,
5.34%, 11/26/07	(a)40,000	39,856
Three Pillars Funding,
5.17%, 11/15/07	(a)50,000	49,900
5.27%, 1/16/08	(a)20,000	19,780
5.29%, 12/21/07	(a)26,271	26,080
		374,520

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed - Mortgage (2.3%)
Cancara Asset Securitisation LLC,
5.13%, 1/25/08	$ (a)50,000	$49,403
5.21%, 1/24/08	(a)100,000	98,805
5.27%, 12/20/07	(a)50,000	49,646
Sydney Capital Corp.,
5.16%, 11/13/07	(a)25,000	24,957
5.42%, 11/15/07	(a)25,000	24,948
		247,759
Asset Backed - Securities (8.5%)
Amstel Funding Corp.,
5.01%, 1/22/08	(a)40,000	39,549
6.32%, 11/14/07	(a)29,993	29,925
5.30%, 12/3/07	(a)30,000	29,860
5.32%, 12/28/07	(a)52,500	52,063
Curzon Funding Ltd.,
5.31%, 11/16/07	(a)40,000	39,914
Galaxy Funding
5.25%, 12/19/07	(a)50,000	49,655
Grampian Funding LLC,
5.06%, 2/26/08	(a)50,000	49,192
5.10%, 2/1/08	(a)50,000	49,357
5.24%, 2/19/08	(a)60,000	59,057
5.25%, 2/4/08	(a)25,000	24,660
5.32, 11/14/07	(a)60,000	59,888
North Sea Funding LLC,
5.19%, 12/21/07	(a)25,000	24,821
5.33%, 11/19/07	(a)15,000	14,961
5.35%, 12/26/07	(a)30,668	30,423
5.45%, 11/27/07 - 12/14/07	(a)115,000	114,462
Polonius, Inc.,
5.27%, 11/15/07	(a)15,000	14,969
5.29%, 11/13/07	(a)25,000	24,956
Scaldis Capital LLC,
4.92%, 11/27/07	(a)65,000	64,770
5.11%, 1/25/08	(a)50,000	49,405
5.27%, 12/17/07	(a)75,000	74,502
Zero Coupon, 11/15/07	(a)25,000	24,953
		921,342
Asset Backed - SIV (2.1%)
Asscher Finance Corp.,
5.36%, 11/13/07	(a)(b)30,000	29,947
5.37%, 12/10/07	(a)25,000	24,859
Atlas Capital Funding Corp.,
5.34%, 11/26/07	(a)(b)18,000	17,935
5.36%, 12/12/07	(a)(b)50,000	49,702
5.40%, 3/10/08	(a)(b)40,000	39,247
5.42%, 3/7/08	(a)(b)10,000	9,816
5.57%, 11/20/07	(a)(b)32,000	32,000
Harrier Finance Funding,
5.36%, 12/5/07	(a)25,000	24,877
		228,383
Banking (4.3%)
Bank of America Corp.,
4.99%, 3/25/08	$64,000	$62,742
5.31%, 12/21/07	50,000	49,639
Citigroup Funding, Inc.,
5.34%, 12/21/07	20,000	19,855
5.50%, 3/18/08	100,000	97,949
5.73%, 12/10/07 - 12/12/07	210,000	208,683
HSBC Bank USA,
5.29%, 12/14/07	25,000	24,845
		463,713
Finance - Automotive (1.1%)
Toyota Motor Credit Corp.,
5.32%, 2/11/08	50,000	49,263
5.36%, 12/21/07	75,000	74,450
		123,713
International Banks (7.8%)
Barclays U.S. Funding Corp.,
4.79%, 3/31/08	50,000	49,015
4.86%, 3/25/08	125,000	122,601
5.00%, 3/24/08	50,000	49,021
5.15%, 2/15/08	70,000	68,957
5.20%, 2/4/08	25,000	24,663
Deutsche Bank Securities,
5.10%, 7/10/37	250,000	250,000
Kommunalkredit International Bank Ltd.,
5.35%, 12/10/07	(b)50,000	49,716
Santander Central Hispano Finance Delaware, Inc.,
4.94%, 12/18/07	55,925	55,567
5.14%, 3/28/08	(a)26,000	25,465
Unicredito Italiano Bank,
5.32%, 11/19/07	80,000	79,793
5.33%, 11/26/07	75,000	74,730
		849,528
Investment Bankers/Brokers/Services (1.8%)
Bear Stearns Cos., Inc.,
5.00%, 11/1/07	100,000	100,000
Lehman Brothers Holdings, Inc.,
5.06%, 11/5/07	100,000	100,000
		200,000
Total Commercial Paper (Cost $4,299,663)		4,299,663
Corporate Notes (5.2%)
Asset Backed - SIV (2.3%)
Asscher Finance Corp.,
5.67%, 6/13/08	(a)50,000	49,997
5.45%, 6/25/08	(a)20,000	20,000
CC USA, Inc.,
5.37%, 6/5/08	(a)25,000	25,000
Cullinan Finance Corp.,
5.39%, 6/16/08	(a)40,000	40,000
5.40%, 4/25/08	(a)65,000	65,000
5.45%, 2/1/08	(a)20,000	20,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Dorada Finance, Inc.
5.37%, 6/6/08	$ (a)10,000	$10,000
Kestrel Funding U.S. LLC,
4.58%, 6/24/08	(a)25,000	25,000
		254,997
Banking (2.2%)
American Immigration Lawyers Association,
4.93%, 6/1/38	3,600	3,600
Bank of America NT&SA,
5.30%, 12/27/07	25,000	25,000
Capital Markets Access Co. LCC,
4.93%, 3/1/32	8,350	8,350
4.93%, 10/1/31	4,045	4,045
Charter Lakes Capital LLC,
4.86%, 10/1/46	8,150	8,150
Conestoga Wood Specialties Corp.,
4.86%, 3/1/14	9,210	9,210
Counts Trust,
5.38%, 2/6/08	(a)95,000	95,000
Floridean Realty LLC,
4.93%, 11/1/31	4,000	4,000
Frank Parsons Paper Co., Inc.,
4.86%, 6/1/27	10,000	10,000
Helmholdt Capital LLC,
4.96%, 4/1/47	14,000	14,000
Union Hamilton Special Funding LLC,
5.69%, 12/17/07	(a)30,000	30,000
Washington Road Properties & WR Partners LLC,
4.93%, 12/1/26	7,000	7,000
Woerner Holdings, Inc.,
4.98%, 6/1/33	17,840	17,840
		236,195
International Banks (0.7%)
Societe Generale,
5.11%, 2/29/08	(a)45,000	45,000
5.11%, 11/2/10	(a)30,000	30,000
		75,000
Total Corporate Notes (Cost $566,192)		566,192
Extendible Floating Rate Notes (12.2%)
International Banks (12.2%)
Australia & New Zealand Banking Group Ltd.,
4.97%, 8/22/08	(b)25,000	25,000
Banque Federative Credit Mutuel,
5.10%, 8/13/08	(a)(b)305,130	305,130
BNP Paribas,
5.33%, 5/7/08	(b)150,000	150,000
Caixa d’Estalvis de Catalunya,
5.75%, 3/7/12	(a)(b)180,000	179,999
Caja de Ahorros y Monte de Piedad de Madrid,
5.35%, 8/12/08	(b)120,000	120,000
Commonwealth Bank of Australia,
4.91%, 9/23/08	(a)(b)50,000	50,000
Depfa Bank plc,
5.75%, 6/15/09	$ (a)(b)59,000	$59,000
Kommunalkredit Austria AG,
5.02%, 8/22/08	(a)(b)150,000	150,000
Kommunalkredit International Bank Ltd.,
5.26%, 8/13/08	(a)(b)150,000	150,000
Royal Bank of Scotland plc,
5.01%, 8/20/08	(a)(b)135,000	135,000
Total Extendible Floating Rate Notes (Cost $1,324,129)		1,324,129
Floating Rate Notes (8.0%)
Asset Backed - SIV (5.6%)
Atlas Capital Funding Corp.,
4.86%, 4/25/08	(a)(b)50,000	50,000
CC USA, Inc.,
4.62%, 1/25/08	(a)(b)44,000	44,004
Cullinan Finance Corp.,
4.57%, 1/18/08	(a)(b)25,000	24,999
4.82%, 1/23/08	(a)(b)50,000	49,999
4.97%, 4/28/08	(a)(b)32,000	31,998
4.57%, 7/10/08	(a)(b)50,000	49,997
Dorada Finance, Inc.
4.62%, 1/25/08	(a)(b)41,000	41,004
Links Finance LLC,
4.57%, 3/25/08	(a)(b)25,000	24,998
4.57%, 12/20/07	(a)(b)40,000	39,999
5.05%, 4/24/08	(a)(b)50,000	49,998
Sigma Finance, Inc.,
4.99%, 7/21/08	(a)(b)100,000	99,987
Stanfield Victoria Funding LLC,
4.57%, 7/7/08	(a)(b)75,000	74,985
5.00%, 7/15/08	(a)(b)25,000	24,996
		606,964
Finance - Automotive (0.2%)
American Honda Finance Corp.,
5.36%, 8/6/08	(a)26,000	26,000
Investment Bankers/Brokers/Services (2.1%)
Merrill Lynch & Co, Inc.,
4.84%, 5/27/08	40,000	40,011
5.23%, 8/14/08	185,000	185,025
		225,036
U.S. Government & Agency Security (0.1%)
Kamps Capital LLC,
4.91%, 9/1/33	6,080	6,080
Total Floating Rate Notes (Cost $864,080)		864,080
Municipal Bond (0.3%)
Banking (0.3%)
Urban Campus Environments LLC,
4.86%, 10/1/25 (Cost $34,250)	(b)34,250	34,250

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Promissory Notes (3.6%)
Investment Bankers/Brokers/Services (3.6%)
Bank of America Corp.,
5.04%, 12/31/49	$75,000	$75,000
Goldman Sachs Group, Inc.,
5.78%, 12/14/07	35,000	35,000
5.04%, 11/30/07	100,000	100,000
5.26%, 4/10/08	50,000	50,000
Merrill Lynch & Co, Inc.,
5.24%, 12/28/07	59,000	59,000
5.52%, 2/19/08	70,000	70,000
Total Promissory Notes (Cost $389,000)		389,000
Repurchase Agreements (16.1%)
Banc of America Securities LLC, 5.03%, dated 10/31/07, due 11/1/07, repurchase price $325,045; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Cedar Spring Capital, due 1/11/08; DNB NOR BANK ASA, due 2/25/08; Freedom PK, due 11/15/07; Societe Generale North America, Inc., due 2/1/08, valued at $331,500.	325,000	325,000
Credit Suisse First Boston, 4.96%, dated 10/31/07, due 11/1/07, repurchase price $52,002; fully collateralized by a U.S. goverment agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, due 8/1/36, valued at $53,038.	51,995	51,995

Deutsche Bank Securities, 5.10%, dated 10/31/07, due 11/1/07, repurchase price $190,027; fully collateralized by asset backed securities and corporate bonds at the date of this Portfolio of Investments as follows: ACE Securities Corp., due 12/25/34; Argent Securities, Inc., due 3/25/34; Arrow Electronics, Inc., due 6/1/18; Asset Backed Securities Corp. Home Equity, due 1/15/34; Capmark Financial Group, Inc., due 5/10/17; CDC Mortgage Capital Trust, due 3/25/34, Countrywide Financial Corp., due 5/8/12; CVS/Caremark Corp., due 6/1/62; Darden Restaurants, Inc., due 10/15/17; GSAMP Trust; due 3/25/34; Halcyon Structured Asset Management CLO, due 5/21/18; Hearst-Argyle Television, Inc., due 11/15/07; International Paper Co., due 1/15/09; JPMorgan Mortgage Acquisition Corp., due 4/25/37; Kroger Co. (The), due 9/15/29; Nantucket CLO Ltd., due 11/24/20; New Century Home Loan Trust, due 10/25/33; Residential Asset Securities Corp., due 2/25/34 - 11/25/36; Sharps CDO, due 9/8/46; Sharp SP I LLC Net Interest Margin Trust, due 10/25/46; Yum! Brands, Inc., due 3/15/18, valued at $192,359.

	$190,000	$190,000
Goldman Sachs, 5.03%, dated 10/31/07, due 11/1/07, repurchase price $350,049; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows; Amstel Funding Corp., due 12/28/07; Chariot Funding LLC, due 11/5/07, valued at 357,000.	350,000	350,000
Lehman Brothers, Inc., 5.06%, dated 10/31/07, due 11/1/07, repurchase price $385,054; fully collateralized by commercial paper at the date of this Portfolio of Invesments as follows; Aegis Finance LLC, due 11/1/07, valued at 392,705.	385,000	385,000
Merrill Lynch & Co., Inc, 5.04%, dated 10/31/07, due 11/1/07, repurchase price $50,007; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Colorado Interstate Gas Co., due 11/15/15; Cytec Industries, Inc., due 10/1/15; PPL Capital Funding, Inc., due 3/30/67; Tennessee Gas Pipeline Co., due 6/15/32, valued at 51,005.	50,000	50,000
Merrill Lynch & Co., Inc., 5.10%, dated 10/31/07, due 11/1/07, repurchase price $145,021; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Avnet, Inc., due 3/15/14; Colorado Interstate Gas Co., due 11/15/15; El Paso Natural Gas Co., due 11/15/26; Highwoods, due 4/15/18; Limited Brands Inc., due 11/1/14; Limited Brands, due 7/15/17; Nevada Power Co., 4/15/12; Nevada Power Co., due 4/1/36; Oncor Electric Delivery Co., due 5/1/12; The Limited Corp., due 3/1/33; Tyson Fresh Meats, Inc., due 2/1/10, valued at 147,904.	145,000	145,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)

Wachovia Capital Markets LLC, 5.14%, dated 10/31/07, due 11/1/07, repurchase price $250,036; fully collateralized by commercial paper and asset backed securities at the date of this Portfolio of Investments as follows: ACE Securities Corp., due 11/25/35; Andina Development Corp., due 11/19/07; Asset Backed Funding Certificates, due 9/25/35; Asset Backed Securities Corp. Home Equity, due 6/25/35, Asset Backed Securities Corp. Home Equity, due 4/25/35; Asset Backed Securities Corp. Home Equity, due 4/25/35; Atlas Funding Corp., due 11/15/07; Aviation Capital Group Trust, due 11/15/25; Cadbury Schweppes, due 11/29/07; Citigroup Mortgage Loan Trust, Inc., due 12/25/35; Citigroup Mortgage Loan Trust, Inc., due 9/25/35; Copper River CLO Ltd., due 1/20/21; Countrywide Asset Backed Certificates, due 12/25/36; Countrywide Asset Backed Certificates, due 11/25/34; Duane Street CLO, due 8/20/18; Embarcadero Aircraft Securitization Trust, due 8/15/25; GE-WMC Mortgage Securities LLC, due 8/25/36; Greenpoint Mortgage Funding Trust, due 9/15/30; Greenpoint Mortgage Funding Trust, due 9/15/30, Kraft Foods, Inc., due 11/9/07; Madison Park Funding I Ltd., due 3/25/20, Neptune Funding Corp., due 11/9/07; Octagon Investment Partners X Ltd., due 10/18/20; Phoenix 2002-1 Ltd., due 7/26/10; Rio Tinto Ltd., due 11/15/07; Rio Tinto Ltd., due 11/9/07; Specialty Underwriting & Residential Finance, due 3/25/36; Structured Asset Investment Loan Trust, due 6/25/36; Structured Asset Securities Corp., due 1/25/35; Toyota Motor Credit Corp., due 10/20/08; United Airlines, Inc., 1/1/14, valued at 254,356.

	$250,000	$250,000
Total Repurchase Agreements (Cost $1,746,995)		1,746,995
Total Investments (101.0%) (Cost $10,936,227)		10,936,227
Liabilities in Excess of Other Assets (-1.0%)		(110,596)
Net Assets (100%)		$10,825,631

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2007.
(e)	The rates shown are the effective yields at the date of purchase.
CLO	Collateralized Loan Obligation
SIV	Structured Investment Vehicle

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Investment Overview (unaudited)

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities.

Performance

For the fiscal year ended October 31, 2007, the Portfolio’s Institutional Share Class had a total return of 5.24%. For the seven-day period ended October 31, 2007, the Portfolio’s Institutional Share Class provided an annualized current yield of 5.11%, while its 30-day moving average annualized yield was 5.13%.

Factors Affecting Performance

From November 2006 through July 2007, the Federal Open Market Committee (the “Fed”) left monetary policy unchanged. On August 17, 2007 citing deteriorating financial market conditions and the potential impact that tighter credit conditions could have in restraining economic growth, the Fed announced a cut in the discount rate of 50 basis points and adjustments in usual discount window practices to facilitate the provision of term financing. On September 18, 2007 the Fed lowered its target federal funds rate by a higher than anticipated 50 basis points, citing risks to growth and the potential for further deterioration in housing activity caused by tightening financial conditions, while also cutting the discount rate a further 50 basis points. Easing continued in October, when on the last day of the month the Fed reduced both the discount and the target rates by 25 basis points, to 5.0% and 4.5%, respectively. At that time, the Fed stated that the pace of economic expansion would likely slow. However, it also stated that the upside risks to inflation roughly balanced the downside risks to growth, which the market interpreted as an indication that further rate cuts were unlikely.

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics released were worse than anticipated. U.S. gross domestic product (GDP) expanded an estimated 3.9% in the third quarter of 2007, about flat with 3.8% in the second quarter but up significantly from the anemic 0.6% rate of growth in the first quarter. Manufacturing activity was sluggish in the first quarter but rebounded in the second quarter as both the Institute for Supply Management manufacturing and non-manufacturing indices rose sharply to levels well above those that indicate expansion. Starting in late July credit market concerns began to take center stage as highly publicized troubles at two large mortgage-related hedge funds and associated subprime mortgage concerns spread across the broader fixed income market. From mid-August through mid-September, LIBOR-based rates rose as credit exposures were questioned and fears of ballooning balance sheets and the creditworthiness of those holdings caused inter-bank lending to all but cease. In the last weeks of the fiscal year, high energy costs, volatile financial markets and a weak housing market all contributed to a decline in consumer confidence.

Management Strategies

As of October 31, 2007, the Portfolio had net assets of slightly more than $25.3 billion, and a weighted average maturity of 35 days. As of the end of October, 48% of the Portfolio was invested in commercial paper, 18% in floating rate notes, 19% in repurchase agreements, 4% in certificates of deposit (CDs), 10% in corporate notes, and 1% in a master note.

Our strategy of managing the Prime Portfolio was really a tale of several distinct periods. During the early months of the review period, when the Fed held monetary policy steady, the market began to price in significant easing. At that time however, we were not convinced this would occur, and shortly thereafter the money market yield curve inverted with LIBOR rates moving lower from six months on out. Therefore, we chose to extend in the three-to-six month part of the curve, which effectively increased the weighted average maturity of the Portfolio and allowed it to pick up yield over one-month paper. We favored this part of the curve over the one-year sector as we continued to believe the Fed would not quickly shift to an easing mode, which would be necessary in order for the longer part of the curve to outperform three-to-six month securities.

As we progressed into the second quarter of 2007, we began to look to increase the Portfolio’s weighted average maturity. In the latter part of the quarter there was a pronounced market selloff and the one-year LIBOR setting steepened out to 25 basis points over the current funds rate, at which point we selectively added some one-year fixed rate bonds to the Portfolio. When the credit market crisis hit during the August-September period, we focused on maximizing the Portfolio’s liquidity, favoring investments that were very short in tenor, from overnight to two weeks maturity, building our overnight liquidity exposure to over 20% of assets. We also selectively purchased four-to-six month paper in order to keep some longer-maturity assets on the books as the Fed was poised to begin easing monetary policy.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare

Investment Overview (cont’d)

Prime Portfolio

these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,026.80	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Service Class
Actual	$1,000.00	$1,026.60	$0.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.35	0.87

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Investor Class
Actual	$1,000.00	$1,026.30	$1.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	1.12

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Administrative Class
Actual	$1,000.00	$1,026.10	$1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Advisory Class
Actual	$1,000.00	$1,025.50	$1.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.89

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Overview (cont’d)

Prime Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Participant Class
Actual	$1,000.00	$1,024.20	$3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

*       Expenses are equal to the Portfolio’s annualized net expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*       Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

October 31, 2007

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Securities (0.5%)
Asset Backed — CLO (0.5%)
Carlyle Loan Investment Ltd.,
5.68%, 6/30/08	$ (a)45,000	$45,000
5.76%, 7/14/08	(a)37,500	37,500
Shiprock Finance SF2,
5.27%, 8/11/08	(a)48,939	48,929
Total Asset Backed Securities (Cost $131,429)		131,429
Certificates of Deposit (3.9%)
Banking (3.9%)
Citigroup Funding, Inc.,
4.73%, 12/28/07	69,000	69,000
Union Bank Of California,
5.15%, 12/21/07	250,000	250,000
5.33%, 12/26/07	300,000	300,000
Wachovia Corp.,
5.32%, 2/4/08	375,000	375,000
Total Certificates of Deposit (Cost $994,000)		994,000
Commercial Paper (48.7%) (e)
Asset Backed — Auto (0.7%)
DaimlerChrysler Revolving Auto Conduit LLC,
5.28%, 11/2/07	75,000	74,989
5.68%, 11/13/07	100,000	99,813
		174,802
Asset Backed — Consumer (4.8%)
Barton Capital Corp.,
4.87%, 11/5/07	(a)211,158	211,044
Gemini Securitization Corp.,
4.75%, 12/14/07	(a)25,000	24,858
4.92%, 12/19/07	(a)35,000	34,772
4.97%, 11/27/07	(a)50,000	49,821
5.15%, 12/17/07	(a)50,000	49,674
5.19%, 12/20/07	(a)75,000	74,475
5.23%, 11/13/07	(a)65,000	64,887
5.23%, 11/16/07	(a)50,000	49,892
5.42%, 11/7/07	(a)40,550	40,514
Mont Blanc Capital Corp.,
5.14%, 12/17/07	(a)30,000	29,805
5.24%, 12/7/07	(a)20,000	19,896
Old Line Funding Corp.,
5.25%, 12/14/07	(a)23,786	23,638
Regency Markets No. 1 LLC,
5.00%, 11/23/07	(a)39,444	39,324
5.07%, 1/25/08	(a)40,000	39,527
Sheffield Receivables Corp.,
4.97%, 11/1/07	(a)78,480	78,480
Thames Asset Global Securitization, Inc.,
5.35%, 11/14/07	(a)25,000	24,953
6.20%, 11/5/07	(a)41,883	41,854
Three Rivers Funding LLC,
5.02%, 11/28/07	(a)110,000	109,588
5.21%, 12/21/07	(a)65,000	64,533
5.53%, 11/15/07	(a)50,000	49,893
Thunder Bay Funding LLC,
4.80%, 11/1/07	$ (a)53,246	$53,246
5.24%, 11/20/07	(a)50,027	49,890
		1,224,564
Asset Backed — Corporate (4.3%)
CIESCO LLC,
4.88%, 11/1/07	(a)147,000	147,000
5.37%, 11/7/07	(a)75,000	74,934
5.38%, 11/15/07	(a)100,000	99,794
Corporate Asset Funding Co., Inc.,
6.07%, 11/19/07	(a)75,000	74,775
Eureka Securitization, Inc.,
4.90%, 11/1/07	(a)101,000	101,000
Nieuw Amsterdam Receivables Corp.,
4.90%, 11/1/07	(a)147,993	147,993
5.31%, 11/9/07	(a)20,543	20,519
Simba Funding Corp.,
4.92%, 11/26/07	70,000	69,762
5.31%, 11/14/07	133,510	133,261
5.35%, 11/2/07	101,409	101,394
Tulip Funding Corp.,
6.24%, 11/13/07	(a)125,000	124,743
		1,095,175
Asset Backed — Diversified (5.1%)
Alpine Securitization Corp.,
4.80%, 11/2/07	(a)10,000	9,999
4.90%, 11/1/07	(a)22,250	22,250
CRC Funding LLC,
5.21%, 1/23/08	(a)80,000	79,056
Fairway Finance Co. LLC,
4.98%, 12/3/07 - 12/7/07	(a)100,000	99,532
Hannover Funding Co. LLC,
5.35%, 12/10/07 - 12/11/07	(a)79,144	78,690
5.36%, 12/14/07	(a)40,923	40,667
Lexington Parker Capital Corp.,
5.31%, 11/8/07	(a)102,736	102,633
5.56%, 11/19/07	(a)200,000	199,998
Market Street Funding LLC,
5.27%, 11/19/07	(a)75,000	74,804
5.37%, 12/3/07	(a)75,000	74,645
6.27%, 11/15/07	(a)102,212	101,965
Silver Tower U.S. Funding LLC,
5.34%, 11/26/07	(a)113,000	112,592
Three Pillars Funding LLC,
5.17%, 11/15/07	(a)150,000	149,700
5.27%, 1/16/08	(a)20,893	20,664
Yorktown Capital LLC,
6.07%, 11/20/07	(a)121,388	121,004
		1,288,199

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed — Mortgage (0.6%)
Sydney Capital Corp.,
5.16%, 11/13/07	$ (a)100,000	$99,828
5.42%, 11/15/07	(a)50,000	49,895
		149,723
Asset Backed — Securities (13.1%)
Amstel Funding Corp.,
5.01%, 1/22/08	(a)105,000	103,816
5.30%, 12/3/07	(a)65,000	64,697
5.33%, 12/28/07	(a)110,000	109,084
Cancara Asset Securitisation LLC,
5.13%, 1/25/08	(a)110,000	108,686
5.21%, 1/24/08	(a)200,000	197,611
5.27%, 12/20/07	(a)200,000	198,584
Clipper Receivables Corp.,
4.88%, 11/1/07	(a)119,274	119,274
Curzon Funding LLC,
5.31%, 11/9/07 - 11/16/07	(a)415,000	414,253
Galaxy Funding, Inc.,
4.92%, 11/1/07	(a)53,000	53,000
5.25%, 12/19/07	(a)50,000	49,655
Galleon Capital Corp.,
4.96%, 11/1/07	(a)448,132	448,132
Grampian Funding LLC,
5.06%, 2/26/08	(a)110,000	108,223
5.10%, 2/1/08	(a)25,000	24,679
5.11%, 1/24/08	(a)97,400	96,255
5.24%, 2/19/08	(a)190,000	187,013
5.25%, 2/4/08	(a)55,000	54,251
5.32%, 11/14/07	(a)200,000	199,626
Lake Constance Funding LLC,
5.35%, 12/7/07 - 12/11/07	(a)92,000	91,495
North Sea Funding LLC,
5.19%, 12/21/07	(a)25,000	24,821
5.33%, 11/19/07	(a)42,503	42,393
5.45%, 11/27/07 - 12/14/07	(a)150,000	149,287
Polonius, Inc.,
5.27%, 11/15/07	(a)29,000	28,941
5.29%, 11/13/07	(a)50,000	49,912
Scaldis Capital LLC,
4.80%, 11/15/07	(a)57,050	56,943
4.92%, 11/27/07	(a)135,000	134,522
5.11%, 1/25/08	(a)110,000	108,691
5.27%, 12/17/07	(a)100,000	99,335
		3,323,179
Asset Backed — SIV (4.1%)
Asscher Finance Corp.,
5.36%, 11/13/07	(a)120,000	119,790
5.37%, 11/26/07 - 12/10/07	(a)150,000	149,303
Atlas Capital Funding Corp.,
5.31%, 11/7/07	(a)60,000	59,948
5.33%, 11/26/07	(a)200,000	199,279
5.36%, 12/12/07	(a)200,000	198,806
5.40%, 3/10/08	(a)120,000	117,742
5.42%, 3/7/08	$ (a)30,000	$29,449
Harrier Finance Funding US. LLC/ Harrier Finance Funding Ltd.,
5.36%, 12/5/07 - 12/6/07	(a)150,000	149,247
		1,023,564
Banking (7.0%)
Bank of America Corp.,
4.99%, 3/25/08	64,000	62,742
5.31%, 12/21/07	300,000	297,833
Citigroup Funding, Inc.,
5.23%, 12/20/07	100,000	99,296
5.34%, 12/14/07 - 12/21/07	331,000	328,712
5.50%, 3/19/08	250,000	244,836
5.73%, 12/12/07	115,000	114,260
5.74%, 12/11/07	250,000	248,431
HSBC Bank USA,
4.93%, 12/24/07	100,000	99,280
5.12%, 12/21/07	100,000	99,297
5.29%, 12/14/07	75,000	74,535
5.58%, 12/13/07	100,000	99,358
		1,768,580
Finance — Automotive (1.4%)
BMW U.S. Capital LLC,
4.83%, 11/1/07	(a)17,000	17,000
Toyota Motor Credit Corp.,
4.74%, 3/24/08	20,000	19,628
5.32%, 2/11/08	100,000	98,527
5.36%, 12/21/07	225,000	223,350
		358,505
International Banks (6.2%)
Barclays U.S. Funding Corp.,
4.79%, 3/31/08	150,000	147,046
4.86%, 3/25/08	260,000	255,010
5.00%, 3/24/08	170,000	166,671
5.13%, 2/19/08	335,000	329,839
5.15%, 2/15/08	130,000	128,063
5.20%, 2/4/08	50,000	49,326
ING (U.S.) Funding LLC,
5.00%, 2/20/08	44,550	43,875
UBS Finance Delaware LLC,
5.07%, 2/19/08	100,200	98,682
5.31%, 11/15/07 - 11/16/07	350,000	349,275
		1,567,787
Investment Bankers/Brokers/Services (1.4%)
Bear Stearns Cos., Inc.,
5.00%, 11/1/07	200,000	200,000
Lehman Brothers Holdings, Inc.,
5.06%, 11/7/07	150,000	150,000
		350,000
Total Commercial Paper (Cost $12,324,078)		12,324,078

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Corporate Notes (3.2%)
Asset Backed — SIV (2.6%)
Asscher Finance Corp.,
5.45%, 6/25/08	$ (a)85,000	$85,000
Beta Finance, Inc.,
5.37%, 6/6/08	(a)55,000	55,000
CC USA, Inc.,
5.37%, 6/5/08	(a)85,000	85,000
Cullinan Finance Corp.,
5.39%, 6/16/08	(a)160,000	160,000
5.40%, 4/25/08	(a)185,000	185,000
5.45%, 2/1/08	(a)79,000	79,000
		649,000
Banking (0.6%)
Bank of America N.A.,
5.30%, 12/27/07	150,000	150,000
Total Corporate Notes (Cost $799,000)		799,000
Extendible Floating Rate Notes (0.9%)
Banking (0.9%)
Fifth Third Bancorp.,
4.95%, 8/22/08	(a)150,000	150,000
Wells Fargo & Co.,
5.17%, 7/15/09	(a)87,565	87,565
Total Extendible Floating Rate Notes (Cost $237,565)		237,565
Floating Rate Notes (17.3%)
Asset Backed — SIV (7.2%)
Asscher Finance Corp.,
5.67%, 6/13/08	(a)(b)200,000	199,988
Beta Finance, Inc.,
5.24%, 4/11/08	(a)(b)50,000	50,004
Cullinan Finance Corp.,
4.57%, 1/18/08 - 7/10/08	(a)(b)250,000	249,988
4.82%, 1/23/08	(a)(b)150,000	149,997
Kestrel Funding US LLC,
4.58%, 6/24/08	(a)(b)125,000	124,999
Links Finance LLC,
4.57%, 12/20/07 - 3/25/08	(a)(b)235,000	234,993
5.05%, 4/24/08	(a)(b)50,000	49,998
5.16%, 3/31/08	(a)(b)150,000	149,994
5.47%, 5/19/08	(a)(b)100,000	99,994
Sigma Finance, Inc.,
4.58%, 12/14/07	(a)(b)85,000	84,998
4.99%, 7/22/08	(a)(b)150,000	149,981
Stanfield Victoria Funding,
4.57%, 7/7/08	(a)(b)225,000	224,954
5.00%, 7/15/08	(a)(b)50,000	49,993
		1,819,881
Banking (5.3%)
Bank of America N.A.,
4.99%, 2/8/08	300,000	300,000
HSBC USA, Inc.,
5.09%, 8/15/08	130,000	130,000
JPMorgan Chase & Co.,
5.10%, 4/11/12	$75,000	$75,000
Union Hamilton Special Funding LLC,
5.24%, 12/21/07	(a)25,000	25,000
5.69%, 12/17/07	(a)170,000	170,000
Wachovia Bank N.A.,
4.78%, 11/30/07	27,000	27,000
5.02%, 6/27/08	315,000	315,061
5.03%, 11/30/07	225,000	225,008
5.19%, 6/27/08	70,000	70,006
		1,337,075
Finance - Automotive (2.0%)
American Honda Finance Corp.,
5.21%, 4/14/08	(a)140,000	140,000
5.33%, 5/9/08	(a)50,000	50,000
5.47%, 5/12/08	(a)40,000	40,000
5.70%, 6/11/08	(a)187,500	187,500
Toyota Motor Credit Corp.,
4.57%, 5/12/08	100,000	100,003
		517,503
Financial Conglomerates (0.6%)
General Electric Capital Corp.,
5.30%, 4/15/08	(b)50,000	50,013
5.70%, 1/15/08	(b)100,000	100,016
		150,029
Insurance (1.2%)
AIG Matched Funding Corp.,
4.57%, 1/9/08	(a)(b)200,000	200,000
5.03%, 12/17/07	(a)(b)93,000	93,002
		293,002
Investment Bankers/Brokers/Services (1.0%)
Merrill Lynch & Co., Inc.,
4.85%, 5/27/08	50,000	50,014
5.23%, 8/14/08	215,000	215,000
		265,014
Total Floating Rate Notes (Cost $4,382,504)		4,382,504
Mortgage Bond (0.6%)
Asset Backed — Mortgage (0.6%)
Wachovia Corp.,
5.09%, 7/17/08 (Cost $150,000)	150,000	150,000
Promissory Notes (6.8%)
Investment Bankers/Brokers/Services (6.8%)
Bank of America Securities LLC,
5.04%,	(g)273,500	273,500
Goldman Sachs Group, Inc.,
5.04%, 11/30/07	275,000	275,000
5.26%, 4/10/08	175,000	175,000
5.56%, 12/17/07	250,000	250,000
5.64%, 2/29/08	200,000	200,000
5.78%, 12/14/07	165,000	165,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Investment Bankers/Brokers/Services (cont’d)
Merrill Lynch & Co., Inc.,
5.24%, 12/28/07	$241,000	$241,000
5.52%, 2/19/08	130,000	130,000
Total Promissory Notes (Cost $1,709,500)		1,709,500
Repurchase Agreements (18.9%)
Banc of America LLC, 5.03%, dated 10/31/07, due 11/1/07, repurchase price $175,024; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: DNB NOR Bank ASA, due 2/1/08, valued at $178,500.	175,000	175,000
Bear Stearns Cos., Inc., 4.85%, dated 10/31/07, due 11/1/07, repurchase price $510,069; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 10/1/21 - 8/1/47; Federal National Mortgage Association, Fixed Rate Mortgages: 4.50% - 9.50%, due 2/1/09 - 10/1/47, FG: Zero Coupon, due 7/20/07, valued at $520,202.	510,000	510,000
CS First Boston LLC, 4.96%, dated 10/31/07, due 11/1/07, repurchase price $108,980; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: Zero Coupon, due 12/1/34 - 8/1/36, valued at $111,145.	108,965	108,965

Deutsche Bank Securities, Inc., 5.10%, dated 10/31/07, due 11/1/07, repurchase price $450,064; fully collateralized by asset backed securities at the date of this Portfolio of Investments as follows: ACE Securities Corp., 5.97% to 7.87%, due 10/25/32 - 5/25/37; Aegis Asset Backed Securities Trust, Zero Coupon, due 10/25/35; American Airlines, Inc., Zero Coupon, due 1/2/13; Ameriquest Mortgage Securities, Inc., Zero Coupon to 7.14%, due 2/25/33 - 6/25/34; Argent Securities, Inc., 7.31%, due 5/25/36; Asset Backed Funding Certificates, Zero Coupon, due 1/25/37; Asset Backed Securities Corp. Home Equity, 7.37%, due 3/25/36; Avalon Re Ltd., Zero Coupon, due 6/6/08; BNC Mortgage Loan Trust, 7.37%, due 7/25/37; Bruce Mansfield Unit, 6.85%, due 6/1/34; Carrington Mortgage Loan Trust, Zero Coupon to 6.87%, due 5/25/35 - 1/25/37; Citigroup Mortgage Loan Trust, Inc., Zero Coupon to 7.37%, due 9/25/35 - 1/25/37; CNF, Inc., 9.16%, due 6/1/30; Conseco Finance Securitizations Corp., 7.69%, due 2/1/33; Countrywide Alternative Loan Trust NIM, 9.00%, due 10/25/46; Countrywide Asset Backed Certificates, 5.40% to 6.57%, due 2/25/35 - 6/25/37; Counts Trust, 6.08%, due 8/19/30; Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Zero Coupon, due 7/25/47; Deutsche ALT-A Securities NIM Trust, Zero Coupon to 7.50%, due 2/25/47 - 7/25/47; Deutsche Financial Capital Securitization LLC, 7.28%, due 9/15/27; Federal National Mortgage Association Grantor Trust, 7.50%, due 11/25/31; Green Tree Financial Corp., 6.85% to 7.53%, due 10/15/18 - 2/15/29; Green Tree Home Improvement Loan Trust, 7.72% to 8.15%, due 7/15/22 - 10/15/28; Heat Equity Asset Trust NIM, 4.50%, due 4/27/35; Home Equity Asset Trust, 7.29% to 8.87%, due 10/25/33 - 1/25/37; Indymac Manufactured Housing Contract, 6.20%, due 9/25/17; Indymac Residential Asset Backed Trust, 6.87%, due 3/25/36; JPMorgan Mortgage Acquisition Corp., 6.87%, due 8/25/36; Lease Investment Flight Trust, 5.48%, due 7/15/31; Lehman XS Net Interest Margin Notes, 9.00%, due 6/28/46 - 12/28/46; Long Beach Mortgage Loan Trust, Zero Coupon to 7.62%, due 3/25/33 - 12/25/36; Mastr Asset Backed Securities Trust, Zero Coupon, due 3/25/36; Morgan Stanley ABS Capital I, 5.77% to 5.97%, due 4/25/36 - 9/25/36; Mountain View Funding CLO, 8.87%, due 4/16/52; Nantucket CLO Ltd., 9.25%, due 11/24/20; Nationstar Home Equity Loan Trust, 6.92%, due 6/25/37; Nomura Home Equity Loan, Inc., Zero Coupon, due 7/25/36; Novastar Home Equity Loan, 5.40%, due 12/25/33; Orion Ltd., CDO, 6.06% to 9.72%, due 12/10/51; Park Place Securities NIM Trust, 5.19%, due 5/25/35; Residential Accredit Loans, Inc., Zero Coupon to 6.00%, due 2/25/36; Residential Asset Securities Corp., 6.97%, due 4/25/36; Saco, Zero Coupon, due 11/25/32; Sail Net Interest Margin Notes, 5.50%, due 3/27/34; SB Finance Trust, 4.75%, due 7/25/35; Securitized Asset Backed Receivables LLC Trust, Zero Coupon, due 5/25/36; Sharp SP I LLC Net Interest Margin Trust, 5.90% to 12.50%, due 4/25/36 - 3/25/37; Soundview Home Equity Loan Trust, 7.22% to

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

7.37%, due 6/25/36 - 12/25/36; Specialty Underwriting & Residential Finance, 7.87%, due 9/25/34; Static Residential Trust, 8.00%, due 9/12/37; Stingray Pass-Through Trust, Zero Coupon, due 1/12/15; Structured Adjustable Rate Mortgage Loan Trust, Zero Coupon, due 4/25/34; Structured Asset Investment Loan Trust, Zero Coupon, due 4/25/34; Terwin Mortgage Trust, 5.39% to 6.79%, due 2/25/37 - 10/25/37; Van Kampen CLO II Ltd., 6.61%, due 7/15/08; Wachovia CRE CDO, 8.45%, due 9/25/26; Washington Mutual Asset Backed Certificates, 6.47%, due 11/25/36; West Penn Funding LLC, 4.46%, due 12/27/10, valued at $459,000.

	$450,000	$450,000

Deutsche Bank Securities, Inc., 5.10%, dated 10/31/07, due 11/1/07, repurchase price $810,115; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: CBS Corp., 7.88% to 8.63%, due 7/30/30; COX Communications, Inc., 7.63%, due 6/15/25; CSX Corp., 4.88% to 5.50%, due 11/1/09 - 8/1/13; Darden Restaurants, Inc., 5.63% to 6.80%, due 10/15/12 - 10/15/37; DR Horton, Inc., 5.38% to 8.00%, due 2/1/09 -8/15/11; DTE Energy Center LLC, 7.46%, due 4/30/24; DTE Energy Co., 7.05%, due 6/1/11; Embarq Corp., 7.08%, due 6/1/16; Energy Transfer Partners, LP, 6.13%, due 2/15/17; Enogex, Inc., 8.13%, due 1/15/10; Entergy Gulf States, Inc., 4.88%, due 11/1/11; Enterprise Products Operating, LP, 4.63%, due 10/15/09; GRE Co., due 12/15/18; Health Care REIT, Inc., 6.00%, due 11/15/13; International Paper Co., 6.75%, due 9/1/11; Kroger Co. (The), 6.38% to 7.00%, due 3/1/08 - 5/1/18; Legrand France S.A., 8.50%, due 2/15/25; Lehman Brothers Holdings, Inc., 6.20%, due 9/26/14; Liberty Mutual Group, Inc., 7.00%, due 3/7/67; MDC Holdings, Inc., 7.00%, due 12/1/12; Nationwide Health Properties, Inc., 6.25%, due 2/1/13; NIBC Bank N.V., 5.82%, due 12/11/99; Nisource Finance Corp., 5.25% to 5.59%, due 11/23/09 - 9/15/17; Panhandle Eastern Pipe Line, 6.05%, due 8/15/13; Premcor Refining Group, Inc. (The), 6.13%, due 5/1/11; Pyxis, 6.00%, due 11/10/46; Qwest Corp., 6.88% to 7.50%, due 10/1/14 - 9/15/33; Safeway, Inc., 7.50%, due 9/15/09; Sealed Air Corp., 6.88%, due 7/15/33; Sharps SP I LLC, 8.50%, due 4/25/36;Sprint Capital Corp., 6.88% to 6.90%, due 5/1/19 - 11/15/28; Sprint Nextel Corp., 6.00%, due 12/1/16; Starwood Hotels & Resorts Worldwide, Inc., 7.88%, due 5/1/12; Viacom, Inc., 6.75%, due 10/5/37; Waste Management, Inc., 6.38% to 7.75%, due 11/15/12 - 5/15/32; Westvaco Corp., 8.20%, due 1/15/30; Yum! Brands, Inc., 6.88%, due 11/15/37; ZFS Finance USA Trust I, 6.15%, due 12/15/65, valued at $826,200.

	$810,000	$810,000
Goldman Sachs Group, Inc., 5.03%, dated 10/31/07, due 11/1/07, repurchase price $200,028; fully collateralized by discount commercial paper and U.S. government agency securities at the date of this Portfolio of Investments as follows: Chariot Funding LLC, due 11/5/07; Federal Nation Mortgage Association, Fixed Rate Mortgages: 5.00%, due 9/1/33 to 1/1/36, valued at $204,000.	200,000	200,000

JPMorgan Securities, 4.98%, dated 10/31/07, due 11/1/07, repurchase price $400,055; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: Autoliv, Inc. due 11/8/07; Axon Financial Funding LLC, due 11/8/07; Boral Ltd. due 11/2/07 - 11/7/2007; Cadbury Schweppes Finance plc due 2/5/08; Cortez Capital Corp., due 11/5/07 - 11/13/07; Delmarva Power & Light, due 11/6/07; Gannett Co., Inc., due 11/1/07 - 11/7/07; General Mills, Inc., due 11/9/07; Ingersoll-Rand Co., Ltd., due 12/3/07 - 12/5/07; ITT Corp., due 1/31/08; Kellogg Co., due 1/30/08; Kraft Foods, Inc., due 11/1/07; Macys Retail Holdings, Inc., due 11/15/07; Martin Marietta Technologies, due 11/5/07; MeadWestvaco Corp., due 11/15/07; R.R. Donnelley & Sons Co., due 11/8/07; Valspar Corp., due 11/1/07 - 11/15/07; Vectren Utility Holdings, Inc., due 11/8/07 - 12/4/07; Volvo Treasury N.A., LP, due 11/30/07; Weatherford International Ltd., due 11/7/07 - 11/8/07;Wheels, Inc., due 11/1/07; Whirlpool Corp., due 11/19/07 - 11/20/07, valued at $408,001.

	400,000	400,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Lehman Brothers, Inc., 5.06%, dated 10/31/07, due 11/1/07, repurchase price $1,115,157; fully collateralized by commercial paper and corporate bonds at the date of this Portfolio of Investments as follows: Aegis Finance LLC, due 11/1/07; Aetna, Inc., 7.88%, due 3/1/11; America Movil SAB de C.V., 6.13%, due 11/15/37; American Express Bank, FSB, 5.55%, due 10/17/12; American Water Capital Corp., 6.09%, due 2/15/37; BAC Capital Trust XIII, 6.09%, due 3/15/43; Barclays Bank plc, 7.43%, due 9/29/49; BNP Paribas, 5.19% to 7.20%, due 6/29/35 - 6/25/37; Computer Sciences Corp., 5.00%, due 2/15/13; Credit Agricole S.A., 6.64%, due 5/30/37; Credit Suisse Guernsey Ltd., 5.86%, due 5/14/37; Daimler Finance North America LLC, 5.75% to 8.50%, due 9/8/11 - 1/18/31; Detroit Edison Co. (The), 5.70% to 6.63%, due 6/1/36 - 10/1/37; Deutsche Telekom International Finance B.V., 8.25%, due 6/15/30; Diageo Capital plc, 5.20%, due 1/30/13; ERP Operating, LP, 6.58% to 7.13%, due 4/13/15 - 10/15/17; First Empire Capital Trust I, 8.23%, due 2/1/27; FPL Group Capital, Inc., 6.35% to 7.30%, due 10/1/66 - 9/1/67; France Telecom S.A., 8.50%, due 3/1/31; Genworth Financial, Inc., 6.15%, due 11/15/66; Glen Meadow Pass-Through Trust, 6.51%, due 2/12/67; Glitnir Banki HF, 6.38%, due 9/25/12; Goldman Sachs Group, Inc. (The), 5.05% to 6.88%, due 1/15/11 - 2/15/33; Harcourt General, Inc., 7.20%, due 8/1/27; HSBC Holdings plc, 5.25% to 6.50%, due 12/12/12 - 9/15/37; Ingersoll-Rand Co., Ltd., 6.44%, due 11/15/27; ITT Corp., 5.42%, due 8/25/48; JPMorgan Chase Bank, N.A., 6.00%, due 10/1/17; Lehman Brothers Holdings, Inc., 5.27% to 7.39%, due 10/22/08 - 9/15/22; Morgan Stanley, 5.75%, due 10/18/16; Oklahoma Gas & Electric Co., 6.65%, due 7/15/27; Procter & Gamble Co., 5.27%, due 12/4/30; Reinsurance Group of America, Inc., 6.75%, due 12/15/30; Royal Bank of Scotland Group plc, 6.99%, due 10/3/37; Scottish Power plc, 4.91% to 5.81%, due 3/15/10 - 3/15/25; Security Capital Assurance Ltd., 6.88%, due 4/4/37; Siemens Financieringsmaatschappij N.V., 5.50%, due 2/16/12; Simon Property Group, LP, 5.63%, due 8/15/14; Suncor Energy, Inc., 6.50%, due 6/15/38; Travelers Cos., Inc. (The), 6.25%, due 3/15/07; Unified Utilities plc, 5.38%, due 2/1/19; VF Corp., 5.95%, due 11/1/17; Vodafone Group plc, 5.32% to 6.15%, due 2/27/12 - 2/27/37; Wachovia Corp., 3.63%, due 2/17/09; Washington Mutual, Inc., 4.63%, due 4/1/14; Washington Mutual Preferred Funding, 6.90%, due 5/23/37; Western & Southern Financial Group, Inc., 5.75%, due 7/15/33; Western Union Co. (The), 6.20%, due 11/17/36, valued at $1,137,307.

	$1,115,000	$1,115,000
Merrill Lynch & Co., 4.75%, dated 10/31/07, due 11/1/07, repurchase price $105,014; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50%, due 5/1/36 - 2/1/37, valued at $107,102.	105,000	105,000
Merrill Lynch & Co., 5.00%, dated 10/31/07, due 11/1/07, repurchase price $10,001; fully collateralized by discount commercial paper at the date of this Portfolio of Investments as follows: AGL Capital Corp., due 11/6/07, valued at $10,202.	10,000	10,000
Merrill Lynch & Co., 5.04%, dated 10/31/07, due 7/6/37, repurchase price $150,021; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Choctaw Generation, LP, 9.52%, due 6/15/30; Cytec Industries, Inc., 4.60%, due 7/1/13; Janus Capital Group, Inc., 6.70%, due 6/15/17; Kiowa Power Partners LLC, 5.74%, due 3/30/21; Nelnet, Inc., 7.40%, due 9/29/36; Qwest Corp., 8.88%, due 3/15/12; Residential Capital LLC, 8.00%, due 6/1/12; Tennessee Gas Pipeline Co., 7.50%, due 4/1/17, valued at $153,003.	150,000	150,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Merrill Lynch & Co., 5.10%, dated 10/31/07, due 11/1/07, repurchase price $480,068; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ahold Finance USA, Inc., 6.25%, due 5/1/09; Allegheny Ludlum Corp., 6.95%, due 12/15/25; Banco Bradesco S.A./Cayman Islands, 8.88%, due 10/21/35; Belo Corp., 7.75%, due 6/1/27; Caesars Entertainment, Inc., 7.50%, due 9/1/09; Chancellor Med, Inc., 8.00%, due 11/1/08; Cincinnati Bell Tele Co., 6.30%, due 12/1/28; Clear Channel Communications, Inc., 5.50% to 7.65%, due 9/15/10 - 10/15/27; Continental Airlines, Inc., 7.46%, due 10/1/16; Delhaize America, Inc., 9.00%, due 4/15/31; Delhaize Group, 6.50%, due 6/15/17; Discover Financial Services, 6.45%, due 6/12/17; Enbridge Energy Partners, LP, 8.05%, due 10/1/37; Harrah’s Operating Co., Inc., 5.38% to 5.75%, due 12/15/13 - 10/1/17; Liberty Mutual Group, Inc., 7.00% to 7.80% due 3/15/37; Midwest Generation LLC, 8.56%, due 1/2/16; Residential Capital LLC, 7.50% to 8.00%, due 5/22/09 - 4/17/13; Royal Caribbean Cruises Ltd., 6.88%, due 12/1/13; Shimao Property Holdings Ltd., 8.00%, due 12/1/16, valued at $489,600.

	$480,000	$480,000
Wachovia Capital Market LLC, 5.14%, dated 10/31/07, due 11/1/07, repurchase price $265,038; fully collateralized by asset backed security and discount commercial paper at the date of this Portfolio of Investments as follows: Atlas Capital Funding Corp., due 11/8/07; Cadbury Schweppes plc, due 11/29/07; Cheyne High Grade ABS CDO Ltd., 5.39%, due 11/13/07; Kraft Foods, Inc., due 11/9/07 - 11/15/07; Neptune Funding, Corp., due 11/8/07 - 12/3/07; Rinker Materials LLC, due 11/30/07, valued at $270,300.	265,000	265,000
Total Repurchase Agreements (Cost $4,778,965)		4,778,965
Total Investments (100.8%) (Cost $25,507,041)		25,507,041
Liabilities in Excess of Other Assets (-0.8%)		(190,738)
Net Assets (100%)		$25,316,303

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2007.
(e)	The rates shown are the effective yields at the date of purchase.
(g)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at October 31, 2007.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
SIV	Structured Investment Vehicle

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Investment Overview (unaudited)

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2007, the Portfolio’s Institutional Share Class had a total return of 5.30%. For the seven-day period ended October 31, 2007, the Portfolio’s Institutional Share Class provided an annualized current yield of 4.82%, while its
30-day moving average annualized yield was 4.82%.

Factors Affecting Performance

From November 2006 through July 2007, the Federal Open Market Committee (the “Fed”) left monetary policy unchanged. On August 17, 2007 citing deteriorating financial market conditions and the potential impact that tighter credit conditions could have in restraining economic growth, the Fed announced a cut in the discount rate of 50 basis points and adjustments in usual discount window practices to facilitate the provision of term financing. On September 18, 2007 the Fed lowered its target federal funds rate by a higher than anticipated 50 basis points, citing risks to growth and the potential for further deterioration in housing activity caused by tightening financial conditions, while also cutting the discount rate another 50 basis points. Easing continued in October, when on the last day of the month the Fed reduced both the discount rate and the federal funds target rate by 25 basis points, to 5.0% and 4.5%, respectively. At that time, the Fed stated that the pace of economic expansion will likely slow. However, it also stated that the upside risks to inflation roughly balance the downside risks to growth, which the market interpreted as an indication that further rate cuts were unlikely.

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics released were worse than anticipated. U.S. gross domestic product (GDP) expanded an estimated 3.9% in the third quarter of 2007, about flat with 3.8% in the second quarter but up significantly from the anemic 0.6% rate of growth in the first quarter. Manufacturing activity was sluggish in the first quarter but rebounded in the second quarter as both the Institute for Supply Management manufacturing and non-manufacturing indices rose sharply to levels well above those that indicate expansion. Starting in late July credit market concerns began to take center stage as much publicized troubles at two large mortgage-related hedge funds and associated subprime mortgage concerns spread across the broader fixed income market. In August and to a lesser extent in both October and November, Treasury bills experienced a strong flight-to-quality bid as a result of turbulent credit market conditions. In the last weeks of the fiscal year, high energy costs, volatile financial markets and a weak housing market all contributed to a decline in consumer confidence.

Management Strategies

As of October 31, 2007, the Portfolio had net assets of slightly more than $9.0 billion as compared to roughly $3 billion as of the end of the prior fiscal year-end. A large percentage of this asset growth was driven by the flight to quality that began in the second quarter of 2007 as some investors sought a safe haven for their liquid investments amid credit market troubles. As of October 31, 2007, the Portfolio had a weighted average maturity of 28 days, an increase of 7 days as compared to one year earlier. As of the end of October, approximately 80% of the Portfolio was invested in overnight and term repurchase agreements, 10% in floating rate obligations, and 10% in fixed rate obligations.

From November 2006 though June 2007,with the Fed on hold, we primarily followed a neutral investment strategy in that we did not actively seek to significantly adjust the Portfolio’s weighted average maturity in one direction or the other. Instead, we sought to add term investments at those times when money market rates backed up in order to take advantage of higher yields. As credit markets deteriorated during the third quarter and expectations of future interest rate cuts by the Fed materialized, we focused more on extending the weighted average maturity of the Portfolio. However, the extreme asset growth that the Portfolio experienced during the third quarter diluted the impact of these term investments on the Portfolio’s weighted average maturity.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for

2007 Annual Report

October 31, 2007

Investment Overview (cont’d)

Government Portfolio

example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,026.10	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Service Class
Actual	$1,000.00	$1,025.80	$0.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.35	0.87

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Investor Class
Actual	$1,000.00	$1,025.50	$1.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	1.12

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Administrative Class
Actual	$1,000.00	$1,025.30	$1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Advisory Class
Actual	$1,000.00	$1,024.80	$1.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.34	1.89

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending	During Period
	Beginning	Account Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Participant Class
Actual	$1,000.00	$1,023.50	$3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2007 Annual Report

October 31, 2007

Investment Overview (cont’d)

Government Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

2007 Annual Report

October 31, 2007

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Government & Agency Securities (20.7%)
Federal Farm Credit Bank,
4.73%, 6/16/08	$ (b)40,000	$39,993
4.74%, 8/18/08	(b)18,000	17,978
4.78%, 3/11/09	(b)225,000	224,980
Federal Home Loan Bank,
3.25%, 12/17/07 - 6/3/08	3,100	3,083
3.75%, 2/6/08 - 8/15/08	10,577	10,511
4.00%, 7/14/08	8,000	7,965
4.10%, 6/13/08	33,925	33,800
4.50%, 4/11/08 - 11/5/08	106,700	106,695
4.50%, 1/23/08	(d)25,000	24,744
4.52%, 1/18/08	(d)42,359	41,948
4.57%, 11/28/08	50,000	50,000
4.75%, 6/11/08	10,000	9,968
4.88%, 3/5/08 - 8/7/08	18,930	18,962
4.91%, 3/5/08	(d)50,000	49,161
5.00%, 1/28/08 - 5/9/08	5,000	4,998
5.09%, 1/10/08 - 4/10/08	(b)55,000	54,990
5.12%, 8/22/08	(b)100,000	100,000
5.13%, 2/28/08 - 7/23/08	85,940	86,145
5.15%, 12/21/07	3,100	3,099
5.38%, 4/9/08	22,500	22,500
5.39%, 8/15/08	(b)50,000	50,025
5.44%, 2/18/09	(b)200,000	200,000
5.48%, 6/18/08	(b)30,000	29,992
5.54%, 9/17/08	(b)60,000	59,979
Federal Home Loan Mortgage Corp.,
2.75%, 3/15/08	15,000	14,891
3.50%, 5/21/08	1,160	1,158
3.63%, 5/9/08	1,500	1,487
4.25%, 6/23/08	24,550	24,460
4.35%, 6/2/08	3,000	2,984
4.45%, 4/21/08	(d)25,000	24,479
4.52%, 1/7/08	(d)15,042	14,917
4.54%, 3/14/08	(d)10,000	9,834
4.71%, 3/26/08	(b)25,000	24,998
4.72%, 9/15/08	(d)10,000	9,598
4.73%, 3/10/08	(d)30,000	29,496
5.00%, 2/8/08	10,000	9,992
5.01%, 2/25/08	(d)25,000	24,603
5.06%, 12/11/07	(d)4,000	3,978
5.07%, 9/30/08	(b)150,000	149,921
5.07%, 11/30/07	(d)20,000	19,919
5.14%, 4/11/08	(d)10,000	9,773
Federal National Mortgage Association,
3.25%, 1/15/08 - 8/15/08	28,551	28,396
3.50%, 1/28/08	32,500	32,380
3.80%, 1/18/08	1,375	1,371
4.65%, 8/29/08	(d)45,000	43,312
4.88%, 4/10/08	15,000	15,013
4.96%, 2/8/08	10,000	10,006
4.97%, 12/17/07	(d)27,700	27,525
5.00%, 11/23/07 - 2/27/08	15,925	15,924
5.04%, 11/30/07	(d)10,000	9,960
5.06%, 12/28/07	$ (d)5,000	$4,960
5.17%, 12/21/07	(d)2,000	1,986
5.18%, 11/1/07	(d)44,729	44,729
5.25%, 6/11/08	2,300	2,300
Total U.S. Government & Agency Securities (Cost $1,865,866)		1,865,866
Repurchase Agreements (81.2%)
Barclays, Inc., 4.55%, dated 10/29/07, due 1/28/08, repurchase price $25,288; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage: 6.00%, due 9/1/27, valued at $25,500.	25,000	25,000

Barclays, Inc., 4.93%, dated 10/31/07, due 11/1/07, repurchase price $1,665,228; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: rates ranging from 3.84% to 7.74%, due 8/1/19 - 11/1/37; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% to 7.00%, due 3/1/19 - 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 3.52% to 7.83%, due 9/1/14 - 7/1/47; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 7.00%, due 6/1/18 - 8/1/47, valued at $1,698,300.

	1,665,000	1,665,000
Barclays, Inc., 5.25%, dated 7/26/07, due 12/26/07, repurchase price $25,558; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.96%, due 10/1/36; Federal National Mortgage Association, Fixed Rate Mortgages: 5.50%, due 2/1/35, valued at $25,500.	25,000	25,000
Barclays, Inc., 5.28%, dated 7/23/07, due 4/21/08, repurchase price $15,601; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 6.00%, due 4/1/37, valued at $15,300.	15,000	15,000

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

Bear Stearns Cos., Inc., 4.95%, dated 10/31/07, due 11/1/07, repurchase price $1,700,234; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 7.23%, due 5/1/24; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 5.00% to 7.50%, due 8/1/17 - 11/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 5.13% to 8.89%, due 3/1/18 - 12/1/44; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.00% to 9.50%, due 7/1/12 - 11/1/37, valued at $1,734,002.

	$1,700,000	$1,700,000
CS First Boston LLC, 4.50%, dated 10/25/07, due 1/24/08, repurchase price $50,569; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.00% to 5.50%, due 2/1/21- 5/1/37, valued at $51,002.	50,000	50,000
CS First Boston LLC, 4.85%, dated 9/11/07, due 3/10/08, repurchase price $51,219; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 5.50%, due 11/1/19; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.00% to 7.00%, due 1/1/21 - 7/1/34, valued at $51,001.	50,000	50,000
CS First Boston LLC, 4.96%, dated 10/31/07, due 11/1/07, repurchase price $510,070; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 10.25%, due 6/1/10; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 5.00% to 6.50%, due 11/1/19 - 3/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 6.50%, due 7/1/18 - 10/1/37, valued at $520,201.	510,000	510,000
CS First Boston LLC, 5.00%, dated 9/7/07, due 12/6/07, repurchase price $50,625; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 6/1/33 - 7/1/35, valued at $51,002.	$50,000	$50,000
CS First Boston LLC, 5.10%, dated 9/4/07, due 11/5/07, repurchase price $40,351; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 3.50% to 6.50%, due 5/1/09 - 11/1/36, valued at $40,803.	40,000	40,000
CS First Boston LLC, 5.26%, dated 5/10/07, due 11/6/07, repurchase price $15,395; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 6.00%, due 4/1/22 - 9/1/34, valued at $15,304.	15,000	15,000

Deutsche Bank Securities, Inc., 4.44%, dated 10/29/07, due 3/27/08, repurchase price $25,463; fully collateralized by U.S. government agency and U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. Adjustable Rate Mortgages: rates ranging from 5.00% to 6.50%, due 9/1/18 - 9/1/37; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% to 6.50%, due 12/1/17- 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 3.99% to 6.95%, due 11/1/32 - 4/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 3.99% to 6.98%, due 12/1/11 - 4/1/37; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.00% to 7.00%, due 3/15/24 - 4/15/47; U.S. Treasury Notes: rates ranging from 4.25% to 4.88%, due 7/31/09 - 11/15/13, valued at $1,062,165.

	25,000	25,000

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

Deutsche Bank Securities, Inc., 4.46%, dated 10/24/07, due 3/24/08, repurchase price $101,883; fully collateralized by U.S. government agency and U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. Adjustable Rate Mortgages: rates ranging from 5.00% to 6.50%, due 9/1/18 - 9/1/37; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% to 6.50%, due 12/1/17 - 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 3.99% to 6.95%, due 11/1/32 - 4/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 3.99% to 6.98%, due 12/1/11 - 4/1/37; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.00% to 7.00%, due 3/15/24 - 4/15/47; U.S. Treasury Notes: rates ranging from 4.25% to 4.88%, due 7/31/09 - 11/15/13, valued at $1,062,165.

	$100,000	$100,000

Deutsche Bank Securities, Inc., 4.93%, dated 10/31/07, due 11/1/07, repurchase price $916,462; fully collateralized by U.S. government agency and U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. Adjustable Rate Mortgages: rates ranging from 5.00% to 6.50%, due 9/1/18 - 9/1/37; Federal Home Loan Mortgage Corp., Gold Pools: rates ranging from 4.50% to 6.50%, due 12/1/17 - 10/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 3.99% to 6.95%, due 11/1/32 - 4/1/37; Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 3.99% to 6.98%, due 12/1/11 - 4/1/37; Government National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.00% to 7.00%, due 3/15/24 - 4/15/47; U.S. Treasury Notes: rates ranging from 4.25% to 4.88%, due 7/31/09 - 11/15/13, valued at $1,062,165.

	916,337	916,337
Goldman Sachs Group, Inc., 4.72%, dated 9/25/07, due 11/26/07, repurchase price $50,406; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.00%, due 11/1/34 - 5/1/37, valued at $51,000.	$50,000	$50,000
Merrill Lynch & Co., Inc., 4.93%, dated 10/31/07, due 11/1/07, repurchase price $650,089; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: rates ranging from 4.03% to 7.50%, due 3/1/30 - 11/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 3.80% to 7.68%, due 5/1/17 - 6/1/46, valued at $663,003.	650,000	650,000
UBS Securities LLC, 4.75%, dated 10/3/07, due 1/7/08, repurchase price $50,633; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.19%, due 11/1/34, valued at $51,000.	50,000	50,000
UBS Securities LLC, 4.80%, dated 10/16/07, due 11/15/07, repurchase price $50,200; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 7.61%, due 11/1/27; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 5.22% to 7.19%, due 8/1/33 - 11/1/34, valued at $51,003.	50,000	50,000
UBS Securities LLC, 4.93%, dated 10/31/07, due 11/1/07, repurchase price $990,136; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: rates ranging from 4.19% to 6.65%, due 7/1/36 - 8/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 4.40% to 5.58%, due 9/1/34 - 10/1/37, valued at $1,009,801.	990,000	990,000

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
UBS Securities LLC, 4.93%, dated 9/7/07, due 3/5/08, repurchase price $51,233; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: rates ranging from 5.43% to 5.58%, due 1/1/34 - 11/1/34, valued at $51,002.	$50,000	$50,000
UBS Securities LLC, 5.26%, dated 8/8/07, due 11/6/07, repurchase price $35,460; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 6.00%, due 11/1/36 - 5/1/37, valued at $35,704.	35,000	35,000
UBS Securities LLC, 5.29%, dated 5/24/07, due 2/19/08, repurchase price $10,398; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.50%, due 6/1/33 - 4/1/37, valued at $10,200.	10,000	10,000
UBS Securities LLC, 5.32%, dated 6/1/07, due 5/27/08, repurchase price $10,533; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.50%, due 4/1/37, valued at $10,204.	10,000	10,000
UBS Securities LLC, 5.37%, dated 6/12/07, due 6/6/08, repurchase price $10,537; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 5.91%, due 1/1/37, valued at $10,202.	10,000	10,000
Wachovia Capital Markets LLC, 4.93%, dated 10/31/07, due 11/1/07, repurchase price $235,032; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00%, due 3/1/34, valued at $239,700.	235,000	235,000
Total Repurchase Agreements (Cost $7,326,337)		7,326,337
Total Investments (101.9%) (Cost $9,192,203)		9,192,203
Liabilities in Excess of Other Assets (-1.9%)		(167,223)
Net Assets (100%)		$9,024,980

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2007.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Investment Overview (unaudited)

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities.

Performance

For the fiscal year ended October 31, 2007, the Portfolio’s Institutional Share Class had a total return of 5.16%. For the seven-day period ended October 31, 2007, the Portfolio’s Institutional Share Class provided an annualized current yield of 4.58%, while its
30-day moving average annualized yield was 4.60%.

Factors Affecting Performance

From November 2006 through July 2007, the Federal Open Market Committee (the “Fed”) left monetary policy unchanged. On August 17, 2007 citing deteriorating financial market conditions and the potential impact that tighter credit conditions could have in restraining economic growth, the Fed announced a cut in the discount rate of 50 basis points and adjustments in usual discount window practices to facilitate the provision of term financing. On September 18, 2007 the Fed lowered its target federal funds rate by a higher than anticipated 50 basis points, citing risks to growth and the potential for further deterioration in housing activity caused by tightening financial conditions, while also cutting the discount rate another 50 basis points. Easing continued in October, when on the last day of the month the Fed reduced both the discount rate and the fed funds target rate by 25 basis points, to 5.0% and 4.5%, respectively. At that time, the Fed stated that the pace of economic expansion will likely slow. However, it also stated that the upside risks to inflation roughly balance the downside risks to growth, which the market interpreted as an indication that further rate cuts were unlikely.

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics released were worse than anticipated. U.S. gross domestic product (GDP) expanded an estimated 3.9% in the third quarter of 2007, about flat with 3.8% in the second quarter but up significantly from the anemic 0.6% rate of growth in the first quarter. Manufacturing activity was sluggish in the first quarter but rebounded in the second quarter as both the Institute for Supply Management manufacturing and non-manufacturing indices rose sharply to levels well above those that indicate expansion. Starting in late July credit market concerns began to take center stage as much publicized troubles at two large mortgage-related hedge funds and associated subprime mortgage concerns spread across the broader fixed income market. In August and to a lesser extent in both October and November, Treasury bills experienced a strong flight-to-quality bid as a result of turbulent credit market conditions. In the last weeks of the fiscal year, high energy costs, volatile financial markets and a weak housing market all contributed to a decline in consumer confidence.

Management Strategies

As of October 31, 2007, the Portfolio had net assets of slightly more than $3 billion as compared to $80 million as of the end of the prior fiscal year-end. A large portion of this asset growth was driven by the flight to quality that began in the second quarter of 2007 as some investors sought a safe haven for their liquid investments amid credit market troubles. As of October 31, 2007, the Portfolio had a weighted average maturity of 4 days, up slightly from 2 days one year earlier. As of the end of October, approximately 99% of the Portfolio was invested in repurchase agreements and the remaining 1% was held in direct Treasury obligations.

Over the past fiscal year, we continued to primarily invest in overnight Treasury-backed repurchase agreements (repos) as the yield on such investments has historically exceeded the yield that can be obtained via the direct purchase of Treasury obligations. As credit markets deteriorated during the third quarter and expectations of future interest rate cuts by the Fed materialized, we increasingly invested in term Treasury repurchase agreements and direct Treasury obligations in an effort to extend the Portfolio’s weighted average maturity. However, the extreme asset growth that the Portfolio experienced during the third quarter diluted the impact of these term trades on the Portfolio’s weighted average maturity. A strong flight-to-quality bid for direct Treasury obligations caused the negative carry between the yield on overnight repurchase agreements and direct Treasury holdings to become wider than usual. As a result, most term investments purchased were done so for trading purposes as such positions continue to yield substantially below overnight repo levels.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you

Investment Overview (cont’d)

Treasury Portfolio

invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements.) Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,024.70	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Service Class
Actual	$1,000.00	$1,024.40	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Investor Class
Actual	$1,000.00	$1,024.10	$0.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.92

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Administrative Class
Actual	$1,000.00	$1,023.90	$1.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.15	1.07

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Advisory Class
Actual	$1,000.00	$1,023.40	$1.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.59	1.63

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Participant Class
Actual	$1,000.00	$1,022.10	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.85

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2007 Annual Report

October 31, 2007

Investment Overview (cont’d)

Treasury Portfolio

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Cash Management Class
Actual	$1,000.00	$1,023.00	$2.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

*   Expenses are equal to the Portfolio’s annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

October 31, 2007

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bills,
4.01%, 3/13/08	$ (d)1,000	$985
4.08%, 5/1/08	(d)2,000	1,960
4.88%, 1/3/08	(d)400	397
U.S. Treasury Bond,
Zero Coupon, 2/15/08	1,300	1,283
U.S. Treasury Notes,
3.75%, 5/15/08	2,000	1,995
4.63%, 2/29/08 - 3/31/08	2,000	2,003
4.88%, 4/30/08 - 5/31/08	4,000	4,012
5.13%, 6/30/08	1,000	1,007
Zero Coupon, 5/15/08	4,000	3,913
Total U.S. Treasury Securities (Cost $17,555)		17,555
Repurchase Agreements (99.8%)
Banc of America LLC, 4.52%, dated 10/31/07, due 11/1/07, repurchase price $495,062; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.75%, due 8/15/20; U.S. Treasury Notes, rates ranging from 4.50% to 3.88%, due 3/31/09 - 5/15/09, valued at $504,900.	495,000	495,000
Barclays, Inc., 4.55%, dated 10/31/07, due 11/1/07, repurchase price $498,063; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.00%, due 11/15/21; U.S. Treasury Note, 1.63%, due 1/15/15, valued at $507,960.	498,000	498,000
Bear Stearn Cos., Inc., 4.55%, dated 10/31/07, due 11/1/07, repurchase price $493,062; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, rates ranging from 2.00% to 11.75%, due 11/15/14 - 4/15/32; U.S. Treasury Notes, rates ranging from 2.38% to 4.88%, due 1/15/09 - 1/15/17, valued at $507,236.	493,000	493,000
CS First Boston LLC, 4.20%, dated 10/25/07, due 2/25/08, repurchase price $5,072; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.25%, due 8/15/14, valued at $5,103.	5,000	5,000
CS First Boston LLC, 4.42%, dated 9/11/07, due 3/10/08, repurchase price $10,221; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 6.25%, due 8/15/23, valued at $10,201.	10,000	10,000
CS First Boston LLC, 4.80%, dated 8/16/07, due 11/14/07, repurchase price $5,060; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 4.13%, due 5/15/15, valued at $5,105.	5,000	5,000
Deutsche Bank Securities, Inc., 4.55%, dated 10/31/07, due 11/1/07, repurchase price $502,827; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, rates ranging from 7.50% to 8.88%, due 11/15/16 - 2/15/19; U.S. Treasury Notes, rates ranging from 4.63% to 5.00%, due 9/30/08 - 8/15/11, valued at $512,819.	$502,763	$502,763
Lehman Brothers, Inc., 4.53%, dated 10/31/07, due 11/1/07, repurchase price $498,063; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, rates ranging from 3.13% to 4.88%, due 10/15/08 - 6/30/09, valued at $507,962.	498,000	498,000
Merrill Lynch & Co., Inc., 4.55%, dated 10/31/07, due 11/1/07, repurchase price $498,063; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, rates ranging from 4.63% to 5.00%, due 2/15/11 - 8/15/17, valued at $507,963.	498,000	498,000
UBS Securities LLC, 4.20%, dated 10/29/07, due 2/27/08, repurchase price $10,141; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, Zero Coupon, due 2/15/35 - 8/15/35, valued at $10,200.	10,000	10,000
UBS Securities LLC, 4.42%, dated 9/24/07, due 1/22/08, repurchase price $10,147; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 8.88%, due 2/15/19, valued at $10,201.	10,000	10,000
UBS Securities LLC, 4.42%, dated 9/27/07, due 12/26/07, repurchase price $10,111; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/21, valued at $10,202.	10,000	10,000
UBS Securities LLC, 5.10%, dated 7/17/07, due 1/23/08, repurchase price $2,051; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/29, valued at $2,040.	2,000	2,000
UBS Securities LLC, 5.18%, dated 7/17/07, due 11/14/07, repurchase price $2,035; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.13%, due 8/15/21, valued at $2,042.	2,000	2,000
UBS Securities LLC, 5.19%, dated 7/9/07, due 12/6/07, repurchase price $2,043; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 7.25%, due 5/15/16, valued at $2,043.	2,000	2,000

The accompanying notes are an integral part of the financial statements.

	Face
	Amount	Value
	(000)	(000)
UBS Securities LLC, 5.19%, dated 5/10/07, due 11/6/07, repurchase price $1,026; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, Zero Coupon, due 2/15/20, valued at $1,020.	$1,000	$1,000
Total Repurchase Agreements (Cost $3,041,763)		3,041,763
Total Investments (100.4%) (Cost $3,059,318)		3,059,318
Liabilities in Excess of Other Assets (-0.4%)		(11,830)
Net Assets (100%)		$3,047,488

(d)           Rates shown are the Yield To Maturity at October 31, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Investment Overview (unaudited)

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax.

Performance

For the fiscal year ended October 31, 2007, the Portfolio’s Institutional Share Class had a total return of 3.66%. For the seven-day period ended October 31, 2007, the Portfolio’s Institutional Share Class provided an annualized current yield of 3.37%, while its
30-day moving average annualized yield was 3.46%.

Factors Affecting Performance

From November 2006 through July 2007, the Federal Open Market Committee (the “Fed”) left monetary policy unchanged. On August 17, 2007 citing deteriorating financial market conditions and the potential impact that tighter credit conditions could have in restraining economic growth, the Fed announced a cut in the discount rate of 50 basis points and adjustments in usual discount window practices to facilitate the provision of term financing. On September 18, 2007 the Fed lowered its target federal funds rate by a higher than anticipated 50 basis points, citing risks to growth and the potential for further deterioration in housing activity caused by tightening financial conditions, while also cutting the discount rate another 50 basis points. Easing continued in October, when on the last day of the month the Fed reduced both the discount rate and the federal funds target rate by 25 basis points, to 5.0% and 4.5%, respectively. At that time, the Fed stated that the pace of economic expansion will likely slow. However, it also stated that the upside risks to inflation roughly balance the downside risks to growth, which the market interpreted as an indication that further rate cuts were unlikely.

The shape of the tax-exempt money market yield curve fluctuated between relatively flat to inverted during most of the fiscal year. In the last month of the period, however, the seasonal pressures associated with quarter-end subsided and consensus market opinion called for further Fed easing, which caused interest rates in the short-term municipal market to fall and the curve to revert to a slightly positive slope.

Despite the decline in rates late in the period, tax-exempt-to-taxable yield ratios remained attractive. Unwilling to carry inventory, dealers kept rates for variable-rate paper at very attractive levels relative to taxable alternatives, causing traditional taxable investors to cross over into the tax-exempt market, which further contributed to the supply shortage.

Municipal government balance sheets remained healthy and cash flow borrowing was subdued. Late in the period, however, as the housing market cooled, evidence of slowing tax receipts began to surface.

Management Strategies

For much of the reporting period, we focused on variable rate demand obligations on the shorter end of the curve, favoring securities with daily and weekly reset features. This strategy allowed for added flexibility and liquidity, enabling the Portfolio to capture higher yields.

In the latter months of the period, with prospects for lower short-term interest rates, we increased efforts to extend the weighted average maturity of the Portfolio through investments in longer-term tax-exempt commercial paper and fixed-rate notes. We selectively added to notes in the six-to-nine month range and commercial paper in the 30-to-90 day range. Nonetheless, the new financing calendar was light and longer-term notes were in short supply. As such, daily and weekly variable-rate securities remained the Portfolio’s dominant investments.

As of the end of the reporting period, the Portfolio’s weighted average maturity was 23 days, up from 15 days one year earlier. Variable-rate demand obligations (VRDOs) represented approximately 84% of holdings, while commercial paper and fixed-rate notes represented 8% and 6% of holdings, respectively.

We will continue to seek opportunities to lock in attractive yields in longer maturities, but will proceed with caution as conditions in the credit markets remain unsettled.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E) in the Notes to Financial Statements. Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,018.40	$0.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.61

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Service Class
Actual	$1,000.00	$1,018.20	$0.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.40	0.82

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Investor Class
Actual	$1,000.00	$1,017.90	$1.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.10	1.12

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Administrative Class
Actual	$1,000.00	$1,017.70	$1.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.89	1.33

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Advisory Class
Actual	$1,000.00	$1,017.20	$1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.39	1.84

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Participant Class
Actual	$1,000.00	$1,015.90	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	May 1, 2007 —
	Account Value	October 31,	October 31,
	May 1, 2007	2007	2007

Cash Management Class
Actual	$1,000.00	$1,016.90	$2.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.09	2.14

*            Expenses are equal to the Portfolio’s annualized net expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

October 31, 2007

Portfolio of Investments

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (97.9%)
Commercial Paper (7.9%) (e)
Board of Governors of the University of North Carolina, Chapel Hill, Series 2004 B,
3.60%, 11/8/07	$37,600	$37,600
Cape Coral, FL, Capital Improvement, Series 2004,
3.60%, 1/10/08	11,977	11,977
Dallas Area Rapid Transit, TX, Senior Sub Lien, Series 2001,
3.59%, 3/17/08	15,000	15,000
3.78%, 11/29/07	15,000	15,000
Florida Municipal Power Agency, Series A,
3.58%, 11/7/07	20,000	20,000
Harris County, TX, Series A-1,
3.50%, 3/6/08	20,000	20,000
Houston, TX, Series D,
3.65%, 11/13/07	10,000	10,000
Kentucky Asset Liability Commission, 2005 General Fund Second,
Series A-1,
3.47%, 2/7/08	15,000	15,000
3.60%, 2/7/08	12,500	12,500
Series A-2,
3.75%, 12/10/07	16,600	16,600
Kentucky Asset Liability Commission, 2007 Road Fund First, Series A,
3.63%, 11/6/07	20,000	20,000
Lower Colorado River Authority, TX, Transmission Service Corp., Series 2003,
3.80%, 2/6/08	10,000	10,000
San Antonio, TX, Water System, Series 2001 A,
3.72%, 1/15/08	10,000	10,000
South Carolina Public Service Authority, Santee Cooper, Series 1998,
3.68%, 11/6/07	11,300	11,300
3.75%, 11/6/07	3,100	3,100
Texas Municipal Power Agency, Series 2005 A,
3.65%, 11/14/07	25,000	25,000
		253,077
Daily Variable Rate Bonds (4.7%)
Kentucky Public Energy Authority Inc, Gas Supply, Series 2006 A,
3.58%, 8/1/16	20,200	20,200
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 B,
3.58%, 11/1/39	25,900	25,900
Southeast Alabama Gas District, Supply, Series 2007 A,
3.58%, 8/1/27	24,000	24,000
Washington State Housing Commission, WA, Mirabella, Series 2006 A,
3.59%, 3/1/36	80,045	80,045
		150,145
Municipal Bonds & Notes (5.6%)
Arizona School District Tax Anticipation Note Financing Program, Series 2007 COPs TANs,
4.50%, 7/30/08	$16,500	$16,602
California, Series 2007-2008 RANs,
4.00%, 6/30/08	41,000	41,168
Colorado, Education Loan, Series 2007 A TRANs,
4.50%, 8/5/08	26,200	26,346
Cook County School District No. 159, IL, Matteson-Richton Park, Series 2006 TAWs,
4.75%, 11/1/07	3,500	3,500
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District, Series 2007 RANs,
4.25%, 6/30/08	10,000	10,038
Indiana Bond Bank, Advance Funding, Series 2007 A,
4.25%, 1/31/08	6,000	6,009
King County, WA, Series 2007 BANs,
4.00%, 10/30/08	12,000	12,096
Lower Neches Valley Authority, TX, Chevron USA, Inc., Series 1987,
3.79%, 2/15/17	4,000	4,000
Oregon, Series 2007 A TANs,
4.50%, 6/30/08	15,000	15,084
Pioneer Valley Transit Authority, MA, Series 2007 RANs,
4.25%, 8/1/08	8,000	8,008
South Carolina Association of Governmental Organizations, Series 2007 C COPs,
4.00%, 3/3/08	15,000	15,017
Syracuse, NY, Series 2007 A RANs,
4.50%, 6/30/08	11,600	11,656
Temple University, PA, University Funding, Series 2007,
4.25%, 4/24/08	5,000	5,014
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY, Series 2007 RANs,
4.25%, 6/30/08	4,135	4,145
		178,683
Weekly Variable Rate Bonds (79.7%)
Alabama Special Care Facilities Authority of the City of Mobile, Ascension Health Senior Credit Group, Series 2006 D ROCs II-R, Series 687,
3.51%, 11/15/14	11,000	11,000
Albuquerque, NM, Affordable Housing Refinancing, Series 2000 (MBIA),
3.25%, 7/1/30	7,225	7,225
Ascension Parish Industrial Development Board, LA, IMTT-Geismar, Series 2007,
3.26%, 6/1/37	50,000	50,000
Atlanta, GA, Sub Lien Tax Allocation Atlantic Station, Series 2006,
3.52%, 12/1/24	15,000	15,000

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Austin Trust, FL, Jacksonville Transportation, Series 2007 Custody Receipts, Series 2007-180 (MBIA),
3.50%, 4/1/15	$19,390	$19,390
BB&T Municipal Trust, Various States, Floater Certificates, Series 1005,
3.52%, 2/20/22	11,360	11,360
Birmingham Public Educational Building Authority, AL, University of Alabama Student Housing, Series 2005 A,
3.45%, 7/1/37	11,930	11,930
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Series 2004,
3.31%, 7/1/29	5,100	5,100
Cabell County, WV, Marshall University, Series 2007 A,
3.48%, 7/1/39	27,000	27,000
Centerra Metropolitan District No 1, CO, Series 2004,
3.46%, 12/1/29	4,100	4,100
Central Utah Water Conservancy District,
Series 1998 E (Ambac),
3.31%, 4/1/27	13,610	13,610
Series 2004 C (Ambac),
3.31%, 4/1/34	21,000	21,000
Cheyenne, WY, St. Mary’s School, Series 2007,
3.53%, 10/1/37	9,000	9,000
Chicago Board of Education, IL, Series 2004 D (FSA),
3.46%, 3/1/23	11,030	11,030
Chicago, IL, Chicago O’Hare International Airport Third Lien, Series 2005 D (CIFG),
3.25%, 1/1/35	8,000	8,000
Chicago, IL, Refinancing, Series 2005 D (FSA),
3.44%, 1/1/40	69,940	69,940
Chicago, IL, Series 2002 B (FGIC),
3.46%, 1/1/37	35,400	35,400
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc., Series 2007,
3.47%, 7/1/37	9,895	9,895
Colorado Educational & Cultural Facilities Authority, Pueblo Serra Worship Holdings, Series 2006,
3.48%, 3/1/37	16,000	16,000
Colorado Springs, CO, Utilities System Sub Lien, Series 2007 A,
3.47%, 11/1/37	30,000	30,000
Columbus Development Authority, GA, Student Housing Facilities, Series 2005 A,
3.47%, 9/1/30	5,500	5,500
Cook County, IL,
Series 2002 B,
3.30%, 11/1/31	42,200	42,200
Series 2002 D P-FLOATs PT-1522 (Ambac),
3.52%, 11/15/20	8,350	8,350
Cypress-Fairbanks Independent School District, TX, Series 2007 ROCs II-R, Series 7058,
3.51%, 2/15/15	$32,995	$32,995
Dayton-Montgomery County Port Authority, OH, CareSource, Series 2007 A,
3.45%, 11/15/28	17,000	17,000
DeKalb County Hospital Authority, GA, DeKalb Medical Center, Series 2005,
3.26%, 9/1/35	3,510	3,510
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena, Series 2000 A,
3.46%, 11/1/30	6,700	6,700
Detroit, MI, Sewage Disposal System Second Lien, Series 2006 A (FGIC),
3.44%, 7/1/36	20,400	20,400
Enhanced Return Puttable Floating Option Tax- Exempt Receipts, CA, P-FLOATs,
Series EC-1011,
3.51%, 3/1/18	24,500	24,500
Series EC-1017,
3.51%, 6/1/18	16,760	16,760
Enhanced Return Puttable Floating Option Tax- Exempt Receipts, MD, P-Floats,
Series EC-1012,
3.54%, 3/15/20	43,500	43,500
Series EC-1013,
3.54%, 8/1/16	7,300	7,300
FIU Athletics Finance Corporation, FL, Football Stadium Project, Series 2007 A,
3.46%, 3/1/33	14,000	14,000
Florida Turnpike Authority, Series 2007 A PUTTERs, Series 1928 (FGIC),
3.49%, 7/1/14	20,570	20,570
Fulton County Development Authority, GA, Piedmont Healthcare, Inc., Series 2005,
3.26%, 6/1/35	15,800	15,800
Garland Health Facilities Development Corp., TX, Chambrel Club Hill, Series 2002,
3.44%, 11/15/32	4,900	4,900
Glendale Heights, IL, Glendale Lakes, Series 2000,
3.45%, 3/1/30	2,445	2,445
Gwinnett County Hospital Authority, GA, Gwinnett Hospital System, Series 2007 B (FSA),
3.24%, 7/1/32	18,100	18,100
Hall County & Gainesville Hospital Authority, GA, Northeast Georgia Health System, Inc.,
Series 2005 B (MBIA),
3.25%, 5/15/29	20,000	20,000
Series 2007 G (AGC),
3.25%, 5/1/36	10,200	10,200
Harris County Industrial Development Corporation, TX, Baytank, Inc., Series 1998,
3.26%, 2/1/20	17,400	17,400

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group,Series 2007 A-2,
3.47%, 11/15/37	$30,000	$30,000
Holt Public Schools, MI, Refinancing, Series 2002,
3.45%, 5/1/30	23,275	23,275
Houston, TX, Combined Utility System, Series 2007 ROCs II-R, Series 9096 (FSA),
3.51%, 5/15/15	10,805	10,805
Illinois Development Finance Authority, Evanston Northwestern Healthcare Corporation, Series 2001 A,
3.47%, 5/1/31	25,000	25,000
Illinois Development Finance Authority, Museum of Contemporary Art, Series 1994,
3.26%, 2/1/29	20,000	20,000
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Series 1999 (Ambac),
3.28%, 9/1/24	2,350	2,350
Illinois Development Finance Authority, Young Men’s Christian Assocation of Metropolitan Chicago, Series 2001,
3.28%, 6/1/29	4,900	4,900
Illinois Educational Facilities Authority, The Art Institute of Chicago, Series 1995,
3.26%, 3/1/27	11,600	11,600
Illinois Finance Authority, CHF-DeKalb LLC at Northern Illinois University, Series 2006 A,
3.50%, 7/1/38	4,500	4,500
Illinois Finance Authority, Edward Hospital Obligated Group, Series 2007 B-1 (Ambac),
3.24%, 2/1/40	14,000	14,000
Illinois Finance Authority, Elmhurst Memorial Healthcare Municpal CRVS, Series 2006-2001,
3.51%, 7/1/09	4,000	4,000
Illinois Finance Authority, Loyola University HealthSystem, Series 2006 C,
3.25%, 4/1/41	11,500	11,500
Illinois Health Facilities Authority, Northwestern Memorial Hospital, Series 1995,
3.28%, 8/15/25	40,000	40,000
Illinois Housing Development Authority, Village Center Development, Series 2004,
3.45%, 3/1/20	7,150	7,150
Illinois International Port District, Series 2003,
3.51%, 1/1/23	3,500	3,500
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2006 A-2 Eagle #20070152 Class A (FSA),
3.51%, 1/1/31	21,000	21,000
Indiana Development Finance Authority, The Culver Educational Foundation, Series 1997,
3.48%, 1/1/32	13,300	13,300
Indiana Health & Educational Facility FinancingAuthority, University of Evansville, Series 2007,
3.45%, 12/1/31	$15,000	$15,000
Indiana Health Facility Financing Authority, Community Health Network, Series 2005 C,
3.45%, 5/1/35	10,000	10,000
Indianapolis Local Public Improvement Bond Bank, IN, Waterworks, Series 2005 G-3 (MBIA),
3.44%, 1/1/35	22,200	22,200
Infirmary Health System Special Care Facilities Financing Authority of Mobile, AL, Series 2006 B,
3.27%, 2/1/40	5,000	5,000
Iowa Finance Authority, CHF-Des Moines LLC, Series 2007 A,
3.49%, 6/1/39	17,000	17,000
Jackson Health Educational & Housing Facility Board, TN, Union University, Series 2005,
3.26%, 7/1/19	6,220	6,220
J. P. Morgan Chase & Co., Various States, I-PUTTERs,Series 1633P,
3.64%, 12/15/13	22,780	22,780
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District,
Series 2005 C (Ambac),
3.26%, 4/1/40	50,200	50,200
Series 2006 A (Ambac),
3.26%, 12/1/32	16,300	16,300
Kansas City Industrial Development Authority, MO, The Ethans Apartments, Series 2004,
3.47%, 2/1/39	22,000	22,000
Knox County Health Educational & Housing Facility Board, TN, Webb School of Knoxville, Series 2006,
3.26%, 8/1/26	7,000	7,000
Madisonville, KY, Trover Clinic Foundation, Inc., Series 2006 (AGC),
3.47%, 11/1/36	19,250	19,250
Maricopa County, AZ, Sun Health Corp., Series 2007,
3.47%, 4/1/38	21,570	21,570
Massachusetts Development Finance Agency, Phillips Academy, Series 2003,
3.45%, 9/1/33	14,800	14,800
Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Obligated Group 2004, Series D (AGC),
3.47%, 11/15/35	5,000	5,000
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Series 2007 B ROCs II-R, Series 9158 (FSA),
3.51%, 7/1/15	50,000	50,000
Michigan Higher Education Facilities Authority, Calvin College, Series 2007 B,
3.45%, 9/1/37	6,500	6,500

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Michigan Hospital Finance Authority, McLaren Health Care, Series 2005 B ROCs II-R, Series 10012,
3.51%, 2/11/28	$18,750	$18,750
Midcities Metropolitan District No. 1, CO, STARS BNP, Series 2004-110,
3.53%, 12/1/31	13,175	13,175
Minneapolis, MN, Fairview Health Services, Series 2005 C (MBIA),
3.25%, 11/15/26	39,975	39,975
Mississippi, Capital Improvement, Series 2003 E,
3.25%, 11/1/23	7,110	7,110
Missouri Health & Educational Facilities Authority, SSM Health Care, Series 2005 B ROCs II-R, Series 10013,
3.51%, 3/21/29	39,400	39,400
Montgomery County, OH, Catholic Health Initiatives, Series 2006 B-1,
3.30%, 4/1/37	5,000	5,000
Municipal Energy Acquisition Corporation, TN, Gas, Series 2006 B PUTTERs, Series 1579,
3.53%, 11/30/07	16,215	16,215
Municipal Securities Trust Certificates, IL, Illinois Toll Highway, Series 1998-67 Class A, Series 144A (FSA),
3.50%, 1/1/15	(a)38,700	38,700
Murray City, UT, IHC Health Services, Inc., Series 2005,
3.45%, 5/15/37	15,500	15,500
Nevada System of Higher Education, Series 2005 B PUTTERs, Series 1134 (Ambac),
3.49%, 7/1/13	10,525	10,525
New Castle County, DE, University Courtyard Apartments, Series 2005,
3.49%, 8/1/31	9,500	9,500
New Hampshire Health & Education Facilities Authority, Crotched Mountain Rehabilitation Center, Series 2006,
3.45%, 1/1/37	7,500	7,500
New Hampshire Higher Educational Health &Facilities Authority, Riverwoods at Exeter, Series 1997 B,
3.45%, 3/1/23	8,385	8,385
New York City Industrial Development Agency, NY, One Bryant Park LLC, Series 2004 A,
3.32%, 11/1/39	62,600	62,600
North Carolina Capital Facilities Finance Agency, Barton College, Series 2004,
3.48%, 7/1/19	4,600	4,600
North Carolina Medical Care Commission, Firsthealth of the Carolinas, Series 2002,
3.25%, 10/1/32	2,600	2,600
North Carolina Medical Care Commission, Mission-St Joseph’s Health System, Series 2003,
3.48%, 10/1/18	9,890	9,890
North Carolina Medical Care Commission, Community Facilities, Series 2007 A,
3.51%, 10/1/37	$16,125	$16,125
North Charleston, SC, Municipal Golf Course, Series 2003,
3.35%, 5/1/24	10,665	10,665
North Texas Tollway Authority, TX, Dallas North Tollway System, Series 2005 C (FGIC),
3.27%, 1/1/25	39,770	39,770
Ohio, Common Schools, Series 2005 C P-FLOATs PT-3442,
3.47%, 6/15/25	15,115	15,115
Pennsylvania Turnpike Commision, 2002, Series A-1,
3.25%, 12/1/30	9,100	9,100
Perry County, MS, Leaf River Forest Products, Inc., Series 2002,
3.45%, 2/1/22	40,600	40,600
Philadelphia Industrial Development Authority, PA, Inglis House, Series 1997,
3.46%, 5/1/17	21,000	21,000
Philadelphia Industrial Development Authority, PA, Lease 2007, Series B (FGIC),
3.48%, 10/1/30	58,100	58,100
Philadelphia, PA, Gas Works Sixth, Series 1998 (FSA),
3.43%, 8/1/31	19,400	19,400
Pine Ridge Village/Campus Heights LLC, AZ, Northern Arizona University, Series 2005 (FGIC),
3.27%, 6/1/33	2,900	2,900
Puttable Floating Option Tax-Exempts Receipts, CO, Adams County School District No. 14 Series 2006 P-FLOATs PT-4217,
3.53%, 12/1/31	25,380	25,380
Puttable Floating Option Tax-Exempts Receipts, GA, Georgia, Series 2002 B P-FLOATs EC-1104 (Prerefunded 5/1/12 @ $100),
3.52%, 5/1/22	15,260	15,260
Puttable Floating Option Tax-Exempts Receipts, GA, Main Street Natural Gas, Inc., Series 2007 A P-FLOATs MT-507,
3.68%, 9/15/28	32,735	32,735
Puttable Floating Option Tax-Exempts Receipts, MD, Maryland P-FLOATs EC-1072,
3.54%, 3/1/17	16,255	16,255
Puttable Floating Option Tax-Exempts Receipts, MO, Missouri Highways & Transportation Commission Second Lien, Series 2007 P-FLOATs MT-499,
3.52%, 5/1/23	25,000	25,000
Puttable Floating Option Tax-Exempts Receipts, ND, Grand Forks Altru Health System, Series 1997 P-FLOATs MT-484 (MBIA),
3.53%, 8/15/27	24,345	24,345
Puttable Floating Option Tax-Exempts Receipts, NY, New York State Thruway Authority, Series 2007 H P-FLOATs EC-1172 (MBIA/FGIC),
3.52%, 1/1/37	20,500	20,500

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments (cont’d)

Tax Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Puttable Floating Option Tax-Exempts Receipts, OT, Series 2006 P-FLOATs EC-002,
3.65%, 12/1/35	$30,580	$30,580
Puttable Floating Option Tax-Exempts Receipts, TX, Texas Municipal Gas Acquisition & Supply Corp. II, Series 2007 A P-FLOATs PT-4239,
3.58%, 9/15/17	24,990	24,990
Puttable Floating Option Tax-Exempts Receipts, TX, Texas Municipal Gas Acquisition & Supply Corp., Series 2006 B P-FLOATs PA-1462,
3.68%, 12/15/26	50,000	50,000
RBC Municipal Products Trust, Inc., MN, Minnesota Municipal Power Agency, Series 2007 FloaterCertificates, Series C-4,
3.49%, 4/1/08	19,895	19,895
Regional Transportation Authority, IL, Refinancing, Series 2005 B,
3.27%, 6/1/25	5,495	5,495
Richmond, KY, Kentucky League of Cities Funding Trust, Series 2006 A,
3.47%, 3/1/36	7,500	7,500
San Antonio, TX, Water System Sub Lien, Series 2003 B (MBIA),
3.33%, 5/15/33	4,945	4,945
Savannah Economic Development Authority, GA, Savannah Christian Preparatory School, Series 2007,
3.26%, 6/1/35	14,500	14,500
Seminole County, FL, Water & Sewer, Series 2006 PUTTERs, Series 2039,
3.49%, 10/1/14	20,085	20,085
South Carolina Jobs Economic Development Authority, Goodwill Industries, Series 2006,
3.48%, 9/1/28	5,000	5,000
Southeast Alabama Gas District, Sub Supply, Series 2007 B SGB 71, Series A,
3.53%, 8/1/08	8,415	8,415
St. Joseph County, IN, Logan Community Resources, Series 2004,
3.47%, 5/1/34	6,100	6,100
Sun Devil Energy Center LLC, AZ, Arizona State University, Series 2004 (FGIC),
3.27%, 7/1/30	3,100	3,100
Tennergy Corporation, TN, Gas, Series 2006 BPUTTERs, Series 1260B,
3.53%, 11/1/13	23,575	23,575
Texas Municipal Gas Acquisition & Supply Corp. II, Series 2007 A STARS BNP, Series 2007-042-1993B,
3.53%, 9/15/18	40,000	40,000
Texas Transportation Commission, Mobility Fund,
Series 2006 A ROCs II-R, Series 9090,
3.51%, 4/1/15	7,585	7,585
Series 2006-B,
3.25%, 4/1/36	20,000	20,000
UBS Municipal CRVS, GA, Main Street Natural Gas, Inc., Series 2006 A Floaters, Series 2007-6,
3.55%, 3/15/16	$29,175	$29,175
UCF Health Facilities Corporation, FL, UCF Health Sciences Campus at Lake Nona, Series 2007,
3.45%, 7/1/37	20,000	20,000
Umatilla County Hospital Facility Authority, OR, Catholic Health Initiatives, Series 1997 B,
3.26%, 12/1/24	4,100	4,100
Union County, NC, Series 2007 C,
3.43%, 3/1/33	26,145	26,145
University of Massachusetts Building Authority, Series 2006-1 (Ambac),
3.24%, 11/1/34	50,700	50,700
University of New Mexico Regents, Series 2002 B,
3.28%, 6/1/26	5,000	5,000
Vermont Economic Development Authority, Wake Robin Corporation, Series 2006 C,
3.47%, 5/1/09	5,250	5,250
Washington County Authority, PA, Girard Estate, Series 1999,
3.47%, 6/1/27	16,775	16,775
Washington Health Care Facilities Authority, Swedish Health Services, Series 2006,
3.34%, 11/15/26	9,000	9,000
Washington State Housing Finance Commission, Judson Park, Series 2007,
3.47%, 2/1/37	10,400	10,400
Washington State Housing Finance Commission, YMCA of Tacoma-Pierce County, Series 2006,
3.25%, 12/1/32	4,165	4,165
Washington State, Floater-TRs, Series 2006 P23U 2006 D (MBIA),
3.29%, 1/1/08	5,380	5,380
Washington State, Series 2008 A ROCs II-R, Series 12002,
3.51%, 1/15/10	12,000	12,000
Washington State, Series 2008 B ROCs II-R, Series 12003 (MBIA),
3.51%, 6/15/10	15,000	15,000
Wisconsin Health & Educational Facilities Authority, Amery Regional Medical Center, Series 2006 A,
3.39%, 5/1/36	8,000	8,000
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee, Series 2007,
3.28%, 12/1/36	28,300	28,300
York County School District No. 4, SC, Fort Mill TOCs, Series 2004 F,
3.49%, 3/9/12	12,140	12,140
Yorkville United City Special Service Area 2004- 106, IL, Special Tax, Series 2004,
3.47%, 3/1/34	3,000	3,000
		2,553,780
Total Tax-Exempt Instruments (Cost $3,135,685)		3,135,685

The accompanying notes are an integral part of the financial statements.

Total Investments (97.9%) (Cost $3,135,685)	3,135,685
Other Assets in Excess of Liabilities (2.1%)	66,936
Net Assets (100%)	$3,202,621

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The rates shown are the effective yields at the date of purchase.
AGC	— Assured Guaranty Corp.
Ambac	— Ambac Assurance Corp.
BANs	— Bond Anticipation Notes
CIFG	— CDC IXIS Financial Guaranty
COP	— Certificates of Participation
CRVS	— Custodial Residual and Variable Securities
FGIC	— Financial Guaranty Insurance Co.
Floater-TRs	— Floating Rate Trust Receipts
FSA	— Financial Security Assurance, Inc.
I-PUTTERs	— Income Puttable Tax-exempt Receipts
MBIA	— MBIA Insurance Corp.
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
STARS	— Short Term Adjustable Rates
TANs	— Tax Anticipation Notes
TAWs	— Tax Anticipation Warrants
TOCs	— Tender Option Certificates
TRANs	— Tax and Revenue Anticipation Notes

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE/TERRITORY

		Percent
	Value	of Net
STATE/TERRITORY	(000)	Assets
Illinois	$397,560	12.4%
Texas	362,390	11.3
Georgia	229,780	7.1
Florida	161,122	5.0
Missouri	152,900	4.7
Washington	148,085	4.6
New York	145,363	4.5
Pennsylvania	136,090	4.2
Colorado	124,896	3.9
Kentucky	111,050	3.4
North Carolina	108,320	3.4
California	82,428	2.6
Massachussetts	78,509	2.4
Indiana	72,609	2.2
Michigan	68,925	2.1
Maryland	67,055	2.1
Alabama	60,345	1.9
Minnesota	59,870	1.9
South Carolina	57,222	1.8
Multi-State	53,360	1.7
Tennessee	53,010	1.7
Utah	50,110	1.6
Lousiana	50,000	1.6
Mississippi	47,710	1.5
Ohio	37,115	1.2
Wisconsin	36,300	1.1
Oregon	35,786	1.1
Arizona	27,570	0.9
West Virginia	27,000	0.8
North Dakota	24,345	0.8
Iowa	17,000	0.5
New Hampshire	15,885	0.5
New Mexico	12,225	0.4
Deleware	9,500	0.3
Wyoming	9,000	0.3
Vermont	5,250	0.2
	$3,135,685	97.7%

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Assets and Liabilities

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Assets:
Investments, at Cost:	$10,936,227	$25,507,041	$9,192,203	$3,059,318	$3,135,685
Investments, at Value:(1)	10,936,227	25,507,041	9,192,203	3,059,318	3,135,685
Cash	5	—	1	1	11
Interest Receivable	39,915	67,668	16,880	808	15,457
Receivable from Investments Sold	—	—	—	—	114,655
OtherAssets	106	285	96	23	26
Total Assets	10,976,253	25,574,994	9,209,180	3,060,150	3,265,834
Liabilities:
Payable for Investments Purchased	99,812	150,802	150,000	1,960	53,264
Dividends Declared	49,293	104,911	32,975	10,261	9,243
Investment Advisory Fees Payable	705	1,643	412	145	176
Payable for Administrative Fees	494	1,062	357	122	152
Payable for Custodian Fees	22	70	11	5	3
Shareholder Administration Plan Fees Payable — Service Class	41	70	60	@—	@—
Shareholder Administration Plan Fees Payable — Investor Class	—	1	10	@—	1
Shareholder Administration Plan Fees Payable — Administrative Class	3	2	8	@—	@—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	7	117	74	34	7
Distribution and Shareholder Service Plans Fees Payable — Participant Class	@—	1	@—	@—	8
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	58	—	—	9	220
Other Liabilities	187	12	293	126	139
Total Liabilities	150,622	258,691	184,200	12,662	63,213
Net Assets	$10,825,631	$25,316,303	$9,024,980	$3,047,488	$3,202,621
Net Assets Consist Of:
Paid-in Capital	$10,825,631	$25,316,293	$9,024,976	$3,047,488	$3,202,661
Undistributed (Distributions in Excess of)
Net Investment Income	@—	23	4	—	—
Accumulated Net Realized Gain (Loss)	(@—)	(13)	—	—	(40)
Net Assets	$10,825,631	$25,316,303	$9,024,980	$3,047,488	$3,202,621

(1) Including:
Repurchase Agreements, at Value:	$1,746,995	$4,778,965	$7,326,337	$3,041,763	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (cont’d)

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$10,013,524	$23,535,446	$6,928,113	$2,836,089	$2,191,307
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	10,013,532,228	23,535,435,906	6,928,112,619	2,836,089,047	2,191,344,090
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

SERVICE CLASS:
Net Assets	$530,874	$1,097,867	$1,347,156	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	530,873,806	1,097,865,989	1,347,155,743	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

INVESTOR CLASS:
Net Assets	$879	$26,623	$300,198	$317	$24,243
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	879,171	26,623,449	300,197,346	317,425	24,243,596
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

ADMINISTRATIVE CLASS:
Net Assets	$23,663	$12,589	$84,339	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	23,662,911	12,588,518	84,339,463	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

ADVISORY CLASS:
Net Assets	$17,235	$640,171	$365,074	$176,618	$59,851
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	17,234,723	640,170,781	365,074,106	176,616,625	59,850,948
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

PARTICIPANT CLASS:
Net Assets	$100	$3,607	$100	$514	$19,443
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	3,607,222	100,000	514,145	19,443,456
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

CASH MANAGEMENT CLASS:
Net Assets	$239,356	$—	$—	$33,750	$907,577
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	239,356,270	—	—	33,749,710	907,580,097
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$—	$—	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Operations

For the Year Ended October 31, 2007

	Money Market	Prime	Government	Treasury	Tax-Exempt
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Interest	$472,731	$1,465,416	$234,260	$32,136	$65,998
Expenses:
Investment Advisory Fees (Note B)	13,123	40,866	6,716	1,030	2,673
Administration Fees (Note C)	4,382	13,649	2,249	347	892
Registration and Filing Fees	467	559	488	362	425
Custodian Fees (Note E)	204	643	63	46	47
Professional Fees	148	487	101	40	45
Trustees’ Fees and Expenses	104	346	52	6	18
Shareholder Reporting Fees	29	90	19	5	9
Bank Overdraft Expense	24	59	16	2	24
Shareholder Administration Plan Fees — Service Class (Note D)	166	549	184	@—	@—
Shareholder Administration Plan Fees — Investor Class (Note D)	1	37	217	@—	7
Shareholder Administration Plan Fees — Administrative Class (Note D)	20	10	56	7	@—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	101	733	512	300	55
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	1	3	1	2	19
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	631	—	—	20	902
Other Expenses	153	558	147	33	41
Total Expenses	19,554	58,589	10,821	2,200	5,157
Waiver of Investment Advisory Fees (Note B)	(8,143)	(24,164)	(4,511)	(1,030)	(2,166)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(197)	—
Expense Offset (Note E)	(117)	(342)	(28)	(16)	(57)
Net Expenses	11,294	34,083	6,282	957	2,934
Net Investment Income (Loss)	461,437	1,431,333	227,978	31,179	63,064
Realized Gain (Loss):
Investments	(7,492)	(37,478)	@—	1	(31)
Net Increase from Payments by Affiliates (Note H)	7,492	37,465	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$461,437	$1,431,320	$227,978	$31,180	$63,033

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Changes in Net Assets

	Money Market		Prime
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2007	2006	2007	2006
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$461,437	$194,495	$1,431,333	$794,614
Net Realized Gain (Loss)	(7,492)	12	(37,478)	108
Net Increase from Payments by Affiliates	7,492	—	37,465	—
Net Increase (Decrease) in Net Assets Resulting from Operations	461,437	194,507	1,431,320	794,722
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(430,636)	(192,913)	(1,356,955)	(789,089)
Net Realized Gain	—	(12)	(11)	(68)
Service Class:
Net Investment Income	(17,589)	(14)	(57,449)	(2,333)
Net Realized Gain	—	@—	@—	@—
Investor Class:
Net Investment Income	(29)	(8)	(1,899)	(609)
Net Realized Gain	—	@—	@—	@—
Administrative Class:
Net Investment Income	(668)	(5)	(347)	(5)
Net Realized Gain	—	@—	—	@—
Advisory Class:
Net Investment Income	(2,033)	(430)	(14,655)	(2,576)
Net Realized Gain	—	@—	@—	@—
Participant Class:
Net Investment Income	(7)	(7)	(26)	(4)
Net Realized Gain	—	@—	—	@—
Cash Management Class:
Net Investment Income	(10,475)	(1,118)	—	—
Net Realized Gain	—	@—	—	—
Total Distributions	(461,437)	(194,507)	(1,431,342)	(794,684)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	76,743,838	39,416,745	266,911,905	172,593,201
Distributions Reinvested	250,014	98,400	504,645	369,603
Redeemed	(72,526,746)	(37,050,961)	(261,423,158)	(169,386,266)
Service Class:
Subscribed	2,727,437	2,202	10,099,961	1,913,894
Distributions Reinvested	13,266	—	49,376	29
Redeemed	(2,209,929)	(2,202)	(9,236,913)	(1,738,937)
Investor Class:
Subscribed	3,551	249	702,175	85,351
Distributions Reinvested	20	3	2,008	640
Redeemed	(2,981)	(64)	(683,060)	(100,491)
Administrative Class:
Subscribed	23,061	—	23,309	—
Distributions Reinvested	563	—	287	—
Redeemed	(61)	—	(11,107)	—
Advisory Class:
Subscribed	2,904,844	251,006	4,579,308	493,671
Distributions Reinvested	145	4	9,937	1,401
Redeemed	(2,899,395)	(239,448)	(4,011,618)	(501,729)
Participant Class:
Subscribed	210	1,971	3,500	—
Distributions Reinvested	3	@—	9	—
Redeemed	(384)	(1,800)	(2)	—

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Changes in Net Assets (cont’d)

	Money Market		Prime
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2007	2006	2007	2006
	(000)	(000)	(000)	(000)

Cash Management Class:
Subscribed	730,004	285,485	—	—
Distributions Reinvested	10,262	179	—	—
Redeemed	(722,413)	(64,261)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,045,309	2,697,508	7,520,562	3,730,367
Total Increase (Decrease) in Net Assets	5,045,309	2,697,508	7,520,540	3,730,405
Net Assets:
Beginning of Period	5,780,322	3,082,814	17,795,763	14,065,358
End of Period	$10,825,631	$5,780,322	$25,316,303	$17,795,763
Undistributed (Distributions in Excess of) Net Investment Income Includedin End of Period Net Assets	$ @—	$ @—	$23	$2

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	76,743,838	39,416,745	266,911,905	172,593,196
Shares Issued on Distributions Reinvested	250,014	98,400	504,645	369,603
Shares Redeemed	(72,526,742)	(37,050,959)	(261,423,158)	(169,386,261)
Net Increase (Decrease) in Institutional Class Shares Outstanding	4,467,110	2,464,186	5,993,392	3,576,538
Service Class:
Shares Subscribed	2,727,437	2,202	10,099,961	1,913,894
Shares Issued on Distributions Reinvested	13,266	—	49,376	29
Shares Redeemed	(2,209,929)	(2,202)	(9,236,913)	(1,738,937)
Net Increase (Decrease) in Service Class Shares Outstanding	530,774	—	912,424	174,986
Investor Class:
Shares Subscribed	3,551	249	702,175	85,351
Shares Issued on Distributions Reinvested	20	3	2,008	640
Shares Redeemed	(2,981)	(64)	(683,060)	(100,491)
Net Increase (Decrease) in Investor Class Shares Outstanding	590	188	21,123	(14,500)
Administrative Class:
Shares Subscribed	23,061	—	23,309	—
Shares Issued on Distributions Reinvested	563	—	287	—
Shares Redeemed	(61)	—	(11,107)	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	23,563	—	12,489	—
Advisory Class:
Shares Subscribed	2,904,844	251,006	4,579,308	493,671
Shares Issued on Distributions Reinvested	145	4	9,937	1,401
Shares Redeemed	(2,899,395)	(239,448)	(4,011,618)	(501,729)
Net Increase (Decrease) in Advisory Class Shares Outstanding	5,594	11,562	577,627	(6,657)
Participant Class:
Shares Subscribed	210	1,971	3,500	—
Shares Issued on Distributions Reinvested	3	@—	9	—
Shares Redeemed	(384)	(1,800)	(2)	—
Net Increase (Decrease) in Participant Class Shares Outstanding	(171)	171	3,507	—
Cash Management Class:
Shares Subscribed	730,004	285,485	—	—
Shares Issued on Distributions Reinvested	10,262	179	—	—
Shares Redeemed	(722,413)	(64,261)	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	17,853	221,403	—	—

@     Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Changes in Net Assets (cont’d)

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2007	2006	2007	2006	2007	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$227,978	$161,165	$31,179	$1,816	$63,064	$26,940
Net Realized Gain (Loss)	—	4	1	(1)	(31)	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	227,978	161,169	31,180	1,815	63,033	26,931
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(186,961)	(136,224)	(24,954)	(444)	(52,095)	(25,847)
Net Realized Gain	—	—	(1)	—	—	—
Service Class:
Net Investment Income	(18,107)	(21)	(5)	(5)	(4)	(3)
Net Realized Gain	—	—	@—	—	—	—
Investor Class:
Net Investment Income	(11,062)	(16,462)	(7)	(5)	(237)	(8)
Net Realized Gain	—	—	—	—	—	—
Administrative Class:
Net Investment Income	(1,857)	(1,580)	(210)	(4)	(3)	(3)
Net Realized Gain	—	—	—	—	—	—
Advisory Class:
Net Investment Income	(9,986)	(6,873)	(5,694)	(1,347)	(738)	(496)
Net Realized Gain	—	—	@—	—	—	—
Participant Class:
Net Investment Income	(5)	(5)	(20)	(7)	(120)	(3)
Net Realized Gain	—	—	—	—	—	—
Cash Management Class:
Net Investment Income	—	—	(289)	(4)	(9,867)	(580)
Net Realized Gain	—	—	—	—	—	—
Total Distributions	(227,978)	(161,165)	(31,180)	(1,816)	(63,064)	(26,940)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	37,725,542	29,866,102	7,912,808	159,544	16,570,891	8,285,785
Distributions Reinvested	90,388	88,615	12,317	485	29,524	21,519
Redeemed	(33,153,431)	(29,885,619)	(5,091,225)	(227,925)	(15,081,594)	(8,765,270)
Service Class:
Subscribed	3,959,427	—	—	—	—	—
Distributions Reinvested	11,525	17	—	—	—	—
Redeemed	(2,623,912)	(385)	—	—	—	—
Investor Class:
Subscribed	4,589,318	7,654,990	214	—	47,000	2,948
Distributions Reinvested	4,320	5,315	3	—	191	—
Redeemed	(4,839,116)	(7,393,641)	—	—	(26,000)	@—
Administrative Class:
Subscribed	348,634	986,708	10,034	—	—	—
Distributions Reinvested	837	588	200	—	—	—
Redeemed	(314,509)	(948,796)	(10,234)	—	—	—
Advisory Class:
Subscribed	2,495,399	1,455,160	438,348	174,566	124,564	177,722
Distributions Reinvested	2,053	2,481	3,119	373	169	424
Redeemed	(2,259,137)	(1,462,394)	(341,933)	(115,432)	(97,023)	(244,828)
Participant Class:
Subscribed	—	—	729	333	19,414	@—
Distributions Reinvested	—	@—	15	2	68	@—
Redeemed	—	(47)	(559)	(105)	(139)	(2)
Cash Management Class:
Subscribed	—	—	70,012	—	2,860,248	274,332

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Statements of Changes in Net Assets (cont’d)

	Government		Treasury		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2007	2006	2007	2006	2007	2006
	(000)	(000)	(000)	(000)	(000)	(000)
Cash Management Class (cont’d):
Distributions Reinvested	—	—	153	—	7,776	94
Redeemed	—	—	(36,515)	—	(2,149,184)	(85,786)
Net Increase (Decrease) in Net Assets
Resulting from Capital Share Transactions	6,037,338	369,094	2,967,486	(8,159)	2,305,905	(333,062)
Total Increase (Decrease) in Net Assets	6,037,338	369,098	2,967,486	(8,160)	2,305,874	(333,071)
Net Assets:
Beginning of Period	2,987,642	2,618,544	80,002	88,162	896,747	1,229,818
End of Period	$9,024,980	$2,987,642	$3,047,488	$80,002	$3,202,621	$896,747
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4	$4	$1	$1	$—	$—

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	37,725,542	29,866,102	7,912,808	159,544	16,570,891	8,285,785
Shares Issued on Distributions Reinvested	90,388	88,615	12,317	485	29,524	21,519
Shares Redeemed	(33,153,431)	(29,885,619)	(5,091,225)	(227,925)	(15,081,594)	(8,765,270)
Net Increase (Decrease) in Institutional Class Shares Outstanding	4,662,499	69,098	2,833,900	(67,896)	1,518,821	(457,966)
Service Class:
Shares Subscribed	3,959,427	—	—	—	—	—
Shares Issued on Distributions Reinvested	11,525	17	—	—	—	—
Shares Redeemed	(2,623,912)	(385)	—	—	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	1,347,040	(368)	—	—	—	—
Investor Class:
Shares Subscribed	4,589,318	7,654,990	214	—	47,000	2,948
Shares Issued on Distributions Reinvested	4,320	5,315	3	—	191	—
Shares Redeemed	(4,839,116)	(7,393,641)	—	—	(26,000)	@—
Net Increase (Decrease) in Investor Class Shares Outstanding	(245,478)	266,664	217	—	21,191	2,948
Administrative Class:
Shares Subscribed	348,634	986,708	10,034	—	—	—
Shares Issued on Distributions Reinvested	837	588	200	—	—	—
Shares Redeemed	(314,509)	(948,796)	(10,234)	—	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	34,962	38,500	—	—	—	—
Advisory Class:
Shares Subscribed	2,495,399	1,455,160	438,348	174,566	124,564	177,722
Shares Issued on Distributions Reinvested	2,053	2,481	3,119	373	169	424
Shares Redeemed	(2,259,137)	(1,462,394)	(341,933)	(115,432)	(97,023)	(244,828)
Net Increase (Decrease) in Advisory Class Shares Outstanding	238,315	(4,753)	99,534	59,507	27,710	(66,682)
Participant Class:
Shares Subscribed	—	—	729	333	19,414	@—
Shares Issued on Distributions Reinvested	—	@—	15	2	68	@—
Shares Redeemed	—	(47)	(559)	(105)	(139)	(2)
Net Increase (Decrease) in Participant Class Shares Outstanding	—	(47)	185	230	19,343	(2)
Cash Management Class:
Shares Subscribed	—	—	70,012	—	2,860,248	274,332
Shares Issued on Distributions Reinvested	—	—	153	—	7,776	94
Shares Redeemed	—	—	(36,515)	—	(2,149,184)	(85,786)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	—	—	33,650	—	718,840	188,640

@ Amount is less than $500 or 500 shares.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights

			Net
	Net Asset		Realized and		Distributions			Net Asset
	Value,	Net	Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment	(Loss) on		Investment	From Net		End of
	of Period	Income	Investments		Income	Realized Gain		Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/07	$1.000	$0.053	$0.000	^	$(0.053)	—		$1.000
Year Ended 10/31/06	1.000	0.048	0.000	^	(0.048)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/07	$1.000	$0.052	$0.000	^	$(0.052)	—		$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/07	$1.000	$0.052	$0.000	^	$(0.052)	—		$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	$(0.000	)^	1.000
Year Ended 10/31/05(1)	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/07	$1.000	$0.051	$0.000	^	$(0.051)	—		$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/07	$1.000	$0.050	$(0.000	)^	$(0.050)	—		$1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Year Ended 10/31/07	$1.000	$(0.048)	$(0.000	)^	$(0.048)	—		$1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	$(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/07	$1.000	$0.050	$(0.000	)^	$(0.050)	—		$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	$(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

Prime Portfolio:
Institutional Class
Year Ended 10/31/07	$1.000	$0.053	$(0.000	)^	$(0.053)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	^)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Year Ended 10/31/07	$1.000	$0.052	$(0.000	)^	$(0.052)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/07	$1.000	$0.052	$(0.000	)^	$(0.052)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/07	$1.000	$0.051	$(0.000	)^	$(0.051)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/07	$1.000	$0.050	$(0.000	)^	$(0.050)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Year Ended 10/31/07	$1.000	$0.048	$(0.000	)^	$(0.048)	$(0.000	)^	$1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights (cont’d)

						Ratio of Net
		Net		Ratio of	Ratio of Net	Investment Income
		Assets	Ratio of	Expenses to Average	Investment	to Average
		End of	Expenses to	Net Assets	Income to	Net Assets
	Total	Period	Average Net	(Before Waivers/	Average Net	(Before Waivers/
	Return	(000)	Assets	Reimbursement)	Assets	Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/07	5.35%#	$10,013,524	0.12%	0.21%	5.28%	5.19%
Year Ended 10/31/06	4.89%	5,546,418	0.09%	0.22%	4.89%	4.77%
Year Ended 10/31/05	2.87%	3,082,234	0.10%	0.22%	2.85%	2.73%
2/2/04** through 10/31/04	0.95%‡	3,077,029	0.07%*†	0.24%*†	1.41%*	1.24%*
Service Class
Year Ended 10/31/07	5.30%#	$530,874	0.17%	0.26%	5.28%	5.20%
Year Ended 10/31/06	4.84%	100	0.14%	0.27%	5.04%	4.92%
Year Ended 10/31/05	2.82%	100	0.15%	0.27%	2.78%	2.66%
Investor Class
Year Ended 10/31/07	5.25%#	$879	0.22%	0.31%	5.22%	5.13%
Year Ended 10/31/06	4.79%	288	0.19%	0.32%	4.83%	4.70%
Year Ended 10/31/05(1)	2.76%	100	0.20%	0.32%	2.73%	2.61%
Administrative Class
Year Ended 10/31/07	5.20%#	$23,663	0.27%	0.36%	5.14%	5.05%
Year Ended 10/31/06	4.73%	100	0.24%	0.37%	4.63%	4.50%
Year Ended 10/31/05	2.71%	100	0.25%	0.37%	2.68%	2.56%
Advisory Class
Year Ended 10/31/07	5.09%#	$17,235	0.37%	0.46%††	5.03%	4.94%
Year Ended 10/31/06	4.63%	11,642	0.35%††	0.46%††	4.90%	4.78%
Year Ended 10/31/05	2.61%	80	0.35%	0.47%	2.52%	2.40%
2/6/04** through 10/31/04	0.76%‡	1,504	0.31%*†	0.50%*†	1.12%*	0.93%*
Participant Class
Year Ended 10/31/07	4.83%#	$100	0.62%††	0.71%	4.78%	4.68%
Year Ended 10/31/06	4.40%	271	0.57%††	0.70%††	4.48%	4.35%
Year Ended 10/31/05	2.46%	100	0.50%	0.62%	2.43%	2.31%
Cash Management Class
Year Ended 10/31/07	5.04%#	$239,356	0.42%	0.51%	4.98%	4.88%
Year Ended 10/31/06	4.70%	221,503	0.40%††	0.53%††	4.98%	4.85%
8/15/05** through 10/31/05	0.77%‡	100	0.15%*	0.27%*	3.58%*	3.46%*

Prime Portfolio:
Institutional Class
Year Ended 10/31/07	5.24%#	$23,535,446	0.12%	0.21%	5.26%	5.17%
Year Ended 10/31/06	4.86%	17,542,077	0.12%	0.21%	4.75%	4.66%
Year Ended 10/31/05	2.87%	13,965,500	0.11%	0.22%	2.85%	2.74%
2/2/04** through 10/31/04	0.94%‡	8,732,862	0.08%*	0.24%*	1.41%*	1.25%*
Service Class
Year Ended 10/31/07	5.19%#	$1,097,867	0.17%	0.26%	5.23%	5.15%
Year Ended 10/31/06	4.81%	185,442	0.17%	0.26%	4.83%	4.74%
Year Ended 10/31/05	2.82%	10,457	0.16%	0.27%	3.54%	3.43%
Investor Class
Year Ended 10/31/07	5.14%#	$26,623	0.22%	0.31%	5.16%	5.07%
Year Ended 10/31/06	4.75%	5,500	0.22%	0.31%	4.61%	4.52%
Year Ended 10/31/05	2.77%	20,000	0.21%	0.32%	2.67%	2.56%
Administrative Class
Year Ended 10/31/07	5.08%#	$12,589	0.27%	0.36%	5.11%	5.02%
Year Ended 10/31/06	4.70%	100	0.27%	0.36%	4.60%	4.51%
Year Ended 10/31/05	2.72%	100	0.26%	0.37%	2.68%	2.57%
Advisory Class
Year Ended 10/31/07	4.98%#	$640,171	0.37%	0.46%	5.00%	4.91%
Year Ended 10/31/06	4.60%	62,544	0.37%	0.46%	4.43%	4.34%
Year Ended 10/31/05	2.62%	69,201	0.36%	0.47%	2.73%	2.62%
4/29/04** through 10/31/04	0.57%‡	16,350	0.33%*	0.49%*	1.14%*	0.98%*
Participant Class
Year Ended 10/31/07	4.72%#	$3,607	0.62%	0.70%	4.70%	4.62%
Year Ended 10/31/06	4.37%	100	0.59%††	0.68%††	4.28%	4.19%
Year Ended 10/31/05	2.47%	100	0.51%	0.62%	2.43%	2.32%

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights

			Net
	Net Asset		Realized and		Distributions			Net Asset
	Value,	Net	Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment	(Loss) on		Investment	From Net		End of
	of Period	Income	Investments		Income	Realized Gain		Period
Government Portfolio:
Institutional Class
Year Ended 10/31/07	$1.000	$0.052	$0.000	^	$(0.052)	$—		$1.000
Year Ended 10/31/06	1.000	0.048	—		(0.048)	—		1.000
Year Ended 10/31/05	1.000	0.029	—		(0.029)	—		1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	—		1.000
Service Class
Year Ended 10/31/07	$1.000	$0.051	$0.000	^	$(0.051)	$—		$1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Year Ended 10/31/07	$1.000	$0.051	$0.000	^	$(0.051)	$—		$1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	—		1.000
Administrative Class
Year Ended 10/31/07	$1.000	$0.050	$0.000	^	$(0.050)	$—		$1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Year Ended 10/31/07	$1.000	$0.049	$0.000	^	$(0.049)	$—		$1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
10/1/04** through 10/31/04	1.000	0.001	—		(0.001)	—		1.000
Participant Class
Year Ended 10/31/07	$1.000	$0.047	$0.000	^	$(0.047)	$—		$1.000
Year Ended 10/31/06	1.000	0.043	—		(0.043)	—		1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	—		1.000

Treasury Portfolio:
Institutional Class
Year Ended 10/31/07	$1.000	$0.050	$0.000	^	$(0.050)	—	^	$1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	—		1.000
Service Class
Year Ended 10/31/07	$1.000	$0.050	$0.000	^	$(0.050)	—	)^	$1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Investor Class
Year Ended 10/31/07	$1.000	$0.049	$0.000	^	$(0.049)	—	^	$1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Year Ended 10/31/07	$1.000	$0.049	$0.000	^	$(0.049)	—	^	$1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
Advisory Class
Year Ended 10/31/07	$1.000	$0.048	$0.000	^	$(0.048)	—	^	$1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	—		1.000
8/9/04** through 10/31/04	1.000	0.003	—		(0.003)	—		1.000
Participant Class
Year Ended 10/31/07	$1.000	$0.045	$0.000	^	$(0.045)	—	^	$1.000
Year Ended 10/31/06	1.000	0.042	—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Year Ended 10/31/07	$1.000	$0.047	$0.000	^	$(0.047)	—	^	$1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights (cont’d)

							Ratio of Net
		Net		Ratio of		Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to Average		Investment	to Average
		End of	Expenses to	Net Assets		Income to	Net Assets
	Total	Period	Average Net	(Before Waivers/		Average Net	(Before Waivers/
	Return	(000)	Assets	Reimbursement)		Assets	Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/07	5.30%	$6,928,113	0.12%	0.22%		5.12%	5.02%
Year Ended 10/31/06	4.87%	2,265,613	0.09%	0.21%		4.76%	4.64%
Year Ended 10/31/05	2.91%	2,196,511	0.05%	0.25%		3.07%	2.87%
8/9/04** through 10/31/04	0.38%‡	414,567	0.05%*†	0.37	%*†	1.73%*	1.41%*
Service Class
Year Ended 10/31/07	5.24%	$1,347,156	0.17%	0.27%		4.93%	4.83%
Year Ended 10/31/06	4.81%	116	0.13%††	0.26%		4.67%	4.54%
Year Ended 10/31/05	2.86%	484	0.10%	0.30%		2.65%	2.45%
Investor Class
Year Ended 10/31/07	5.19%	$300,198	0.22%	0.32%		5.09%	4.98%
Year Ended 10/31/06	4.76%	545,676	0.19%	0.31%		4.72%	4.60%
Year Ended 10/31/05	2.81%	279,012	0.15%	0.35%		2.91%	2.71%
8/9/04** through 10/31/04	0.35%‡	109,776	0.15%*†	0.53	%*†	1.53%*	1.15%*
Administrative Class
SYear Ended 10/31/07	5.14%	$84,339	0.27%	0.37%		4.98%	4.88%
Year Ended 10/31/06	4.71%	49,377	0.24%	0.36%		4.79%	4.67%
Year Ended 10/31/05	2.76%	10,877	0.20%	0.40%		2.60%	2.39%
Advisory Class
Year Ended 10/31/07	5.03%	$365,074	0.37%	0.47%		4.87%	4.77%
Year Ended 10/31/06	4.60%	126,760	0.34%	0.47	%††	4.53%	4.40%
Year Ended 10/31/05	2.65%	131,513	0.30%	0.50%		3.12%	2.92%
10/1/04** through 10/31/04	0.13%‡	23,750	0.30%*†	0.55	%*†	1.53%*	1.28%*
Participant Class
Year Ended 10/31/07	4.77%	$100	0.62%	0.72%		4.66%	4.56%
Year Ended 10/31/06	4.38%	100	0.55%††	0.67	%††	4.24%	4.12%
Year Ended 10/31/05	2.50%	147	0.45%	0.65%		2.53%	2.33%

Treasury Portfolio:
Institutional Class
Year Ended 10/31/07	5.16%	$2,836,089	0.10%	0.23%		4.50%	4.37%
Year Ended 10/31/06	4.82%	2,189	0.05%	0.52%		4.29%	3.82%
Year Ended 10/31/05	2.79%	70,087	0.05%	0.49	%†	2.61%	2.17%
8/9/04** through 10/31/04	0.36%‡	187,770	0.05%*†	0.35	%*†	1.57%*	1.27%*
Service Class
Year Ended 10/31/07	5.11%	$100	0.11%††	0.55	%††	4.98%	4.54%
Year Ended 10/31/06	4.77%	100	0.10%	0.95	%††	4.66%	3.81%
Year Ended 10/31/05	2.74%	100	0.10%	0.53	%†	2.70%	2.27%
Investor Class
Year Ended 10/31/07	5.06%	$317	0.17%††	0.51	%††	4.76%	4.42%
Year Ended 10/31/06	4.71%	100	0.15%	1.00	%††	4.61%	3.76%
Year Ended 10/31/05	2.69%	100	0.15%	0.58	%†	2.65%	2.22%
Administrative Class
Year Ended 10/31/07	5.00%	$100	0.21%††	0.50	%††	4.84%	4.55%
Year Ended 10/31/06	4.66%	100	0.20%	1.05	%††	4.56%	3.71%
Year Ended 10/31/05	2.64%	100	0.20%	0.63	%†	2.60%	2.17%
Advisory Class
Year Ended 10/31/07	4.90%	$176,618	0.31%††	0.72	%††	4.75%	4.34%
Year Ended 10/31/06	4.56%	77,083	0.30%	0.98	%††	4.54%	3.86%
Year Ended 10/31/05	2.53%	17,575	0.30%	0.64%		2.92%	2.58%
8/9/04** through 10/31/04	0.30%‡	2,207	0.30%*†	0.67	%*	1.30%*	0.93%*
Participant Class
Year Ended 10/31/07	4.64%	$514	0.56%††	1.04	%††	4.58%	4.10%
Year Ended 10/31/06	4.33%	330	0.53%††	1.20	%††	4.41%	3.75%
Year Ended 10/31/05	2.38%	100	0.45%	0.88	%†	2.35%	1.92%
Cash Management Class
Year Ended 10/31/07	4.84%	$33,750	0.40%††	0.53	%††	4.25%	4.12%
Year Ended 10/31/06	4.63%	100	0.23%††	1.08	%††	4.53%	3.68%
8/15/05** through 10/31/05	0.76%‡	100	0.10%*	0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights

	Net Asset			Net Asset
	Value,	Net	Distributions	Value,
	Beginning	Investment	From Net	End of
	of Period	Income	Investment Income	Period
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/07	$1.000	$0.036	$(0.036)	$1.000
Year Ended 10/31/06	1.000	0.032	(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	(0.008)	1.000
Service Class
Year Ended 10/31/07	$1.000	$0.035	$(0.035)	$1.000
Year Ended 10/31/06	1.000	0.032	(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	(0.021)	1.000
Investor Class
Year Ended 10/31/07	$1.000	$0.035	$(0.035)	$1.000
Year Ended 10/31/06	1.000	0.031	(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	(0.005)	1.000
Administrative Class
Year Ended 10/31/07	$1.000	$0.034	$(0.034)	$1.000
Year Ended 10/31/06	1.000	0.031	(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	(0.020)	1.000
Advisory Class
Year Ended 10/31/07	$1.000	$0.033	$(0.033)	$1.000
Year Ended 10/31/06	1.000	0.030	(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	(0.019)	1.000
6/15/04** through 10/31/04(2)	1.000	0.002	(0.002)	1.000
Participant Class
Year Ended 10/31/07	$1.000	$0.031	$(0.031)	$1.000
Year Ended 10/31/06	1.000	0.027	(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	(0.018)	1.000
Cash Management Class
Year Ended 10/31/07	$1.000	$0.033	$(0.033)	$1.000
Year Ended 10/31/06	1.000	0.030	(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	(0.005)	1.000

*	Annualized

**	Commencement of Operations

‡	Not Annualized

^	Amount is less than $0.0005 per share.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is not reflected in the total returns shown above for Money Market and Prime Portfolios. With this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.42%, 5.37%, 5.32%, 5.26%, 5.16%, 4.90% and 5.11%, respectively. With this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.40%, 5.34%, 5.29%, 5.24%, 5.13% and 4.87%, respectively. (See Note H within the Notes to Financial Statements)

1	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.

2

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to different periods of operation for each share class, as well as fluctuations in daily net asset amounts.

††

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ fees due to changes in the plans’ fees during the period for each share class, as well as changes in the Portfolios’ expense caps during the year.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Financial Highlights (cont’d)

							Ratio of Net
		Net		Ratio of		Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to Average		Investment	to Average
		End of	Expenses to	Net Assets		Income to	Net Assets
	Total	Period	Average Net	(Before Waivers/		Average Net	(Before Waivers/
	Return	(000)	Assets	Reimbursement)		Assets	Reimbursement)
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/07	3.66%	$2,191,307	0.11%	0.23%		3.60%	3.47%
Year Ended 10/31/06	3.27%	672,514	0.10%	0.23%		3.14%	3.01%
Year Ended 10/31/05	2.17%	1,130,489	0.09%	0.32	%†	2.35%	2.12%
2/2/04** through 10/31/04	0.84%‡	109,292	0.06%*†	0.35	%*†	1.19%*	0.90%*
Service Class
Year Ended 10/31/07	3.60%	$100	0.16%	0.29	%††	3.54%	3.41%
Year Ended 10/31/06	3.21%	100	0.15%	0.29	%††	3.16%	3.02%
Year Ended 10/31/05	2.12%	100	0.14%	0.40	%†	2.10%	1.84%
Investor Class
Year Ended 10/31/07	3.55%	$24,243	0.21%	0.33%		3.48%	3.36%
Year Ended 10/31/06	3.16%	3,052	0.20%	0.31	%††	3.26%	3.15%
Year Ended 10/31/05	2.07%	104	0.19%	0.45	%†	2.01%	1.75%
6/8/04** through 10/31/04	0.45%‡	1,121	0.17%*†	0.38	%*†	1.06%*	0.85%*
Administrative Class
Year Ended 10/31/07	3.50%	$100	0.26%	0.39	%††	3.44%	3.31%
Year Ended 10/31/06	3.11%	100	0.25%	0.39	%††	3.06%	2.92%
Year Ended 10/31/05	2.02%	100	0.24%	0.50	%†	2.00%	1.74%
Advisory Class
Year Ended 10/31/07	3.40%	$59,851	0.36%	0.49	%††	3.34%	3.21%
Year Ended 10/31/06	3.01%	32,141	0.35%	0.48%		2.76%	2.63%
Year Ended 10/31/05	1.92%	98,823	0.34%	0.62	%†	1.86%	1.58%
6/15/04** through 10/31/04[2]	0.24%‡	56,000	0.33%*†	0.55	%*†	1.32%*	1.10%*
Participant Class
Year Ended 10/31/07	3.14%	$19,443	0.62%††	0.72	%††	3.13%	3.03%
Year Ended 10/31/06	2.78%	100	0.57%††	0.70	%††	2.74%	2.61%
Year Ended 10/31/05	1.77%	102	0.49%	0.75	%†	1.76%	1.49%
Cash Management Class
Year Ended 10/31/07	3.35%	$907,577	0.41%	0.53%		3.28%	3.16%
Year Ended 10/31/06	3.08%	188,740	0.40%††	0.51	%††	3.17%	3.06%
8/15/05** through 10/31/05	0.53%‡	100	0.14%*	0.30	%*†	2.47%*	2.30%*

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

October 31, 2007

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of five separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios - Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements.  U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.                Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.                New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Recent Securities and Exchange Commission guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolios’ last NAV calculation in the first required financial statement period. As a result, the Portfolios will incorporate FIN 48 in its next semi annual report. The impact to the Portfolios financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolios’ financial statement disclosures.

4.                Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or

2007 Annual Report

October 31, 2007

Notes to Financial Statements (cont’d)

absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Advisory
Portfolio	Fee

Money Market	0.15%
Prime	0.15
Government	0.15
Treasury	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt

Institutional Class	0.20%	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70	0.70
Cash Management Class	0.50	—	—	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, makes day-to-day investment decisions for the Portfolios and places the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios. Effective September 26, 2007, any services previously provided by the Sub-Adviser are now being provided by the Investment Adviser.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management. JPMIS also serves as the Transfer Agent to the Fund pursuant to a Transfer Agency Agreement. An employee of JPMIS is an officer of the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees:

Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

2007 Annual Report

October 31, 2007

Notes to Financial Statements (cont’d)

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007			2006
	Distributions			Distributions
	Paid From:			Paid From:
	Ordinary		Long-term	Ordinary		Long-term
	Income		Capital Gain	Income		Capital Gain
Portfolio	(000)		(000)	(000)		(000)

Money Market	$461,437		$—	$194,507		$—
Prime	1,431,342		—	794,684		—
Government	227,978		@—	161,163		2
Treasury	31,180		—	1,816		—
Tax-Exempt	63,064	*	—	26,940	*	—

* Distributions are tax-exempt.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2007:

	Undistributed
	(Distributions in
	Excess of) Net	Accumulated Net
	Investment	Realized Gain	Paid-in
	Income	(Loss)	Capital
Portfolio	(000)	(000)	(000)

Prime	$19	$(19)	$—
Government	@—	(@—)	—
Treasury	(1)	1	—

@  Amount is less than $500.

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed
	Ordinary
	Income
Portfolio	(000)

Money Market	$49,332
Prime	105,060
Government	33,000
Treasury	10,264
Tax-Exempt	9,249	*

* Amount is tax-Exempt.

At October 31, 2007, cost for U.S. Federal income tax purposes for the investments of the Portfolios were as follows:

Cost
Portfolio	(000)

Money Market	$10,936,227
Prime	25,507,041
Government	9,192,203
Treasury	3,059,318
Tax-Exempt	3,135,685

At October 31, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date October 31,
	(000)
Portfolio	2014	2015	Total

Money Market	$—	$ @—	$ @—
Prime	—	13	13
Tax-Exempt	9	31	40

During the year ended October 31, 2007, the Treasury Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $400.

G. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. Transactions with Affiliates: On October 23, 2007, certain securities owned by the Money Market and Prime Portfolios were subject to a credit downgrade by a rating agency.  As a result of this downgrade, the investments were no longer eligible securities for a money market portfolio to own.  As permitted by SEC rules, the Adviser purchased these securities at their amortized cost plus accrued interest.  Prior to the purchase, the Money Market Portfolio owned $75,000,000 face value of these notes while the Prime Portfolio owned $375,000,000 of the notes.  It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $7,492,071 and $37,465,047, respectively.  As a result, these estimated losses along with offsetting payments from the Adviser, have been reflected in the

2007 Annual Report

October 31, 2007

Notes to Financial Statements (cont’d)

Statement of Operations and Statements of Changes in Net Assets. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

I. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2007, approximately 26.4% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurer	Net Assets
AGC	1.1%
Ambac	5.8
CIFG	0.2
FGIC	6.3
FSA	7.4
MBIA	5.6

At October 31, 2007, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money				Tax-
Class	Market	Prime	Government	Treasury	Exempt

Institutional Class	10.2%	22.8%	28.0%	—%	21.6%
Service Class	99.7	94.9	92.6	—	—
Investor Class	88.0	75.4	83.6	68.6	99.6
Administrative Class	99.6	99.2	83.5	—	—
Advisory Class	92.4	67.9	77.2	87.9	88.6
Participant Class	—	97.2	—	80.6	99.5
Cash Management Class	—	—	—	47.3	—

J. Subsequent Event: Subsequent to October 31, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $100,000,000 and $275,000,000, respectively.  Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost.  In order to do this, the Adviser sought and received “no action” relief from the SEC staff.  It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $12,460,049 and $34,250,680, respectively.  As a result, these estimated losses along with offsetting payments from the Adviser will be reflected in the Statement of Operations and Statements of Changes in Net Assets of the Portfolios’ financial statements related to their October 31, 2008 fiscal year. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

2007 Annual Report

October 31, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Liquidity Funds

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio and Tax-Exempt Portfolio (the “Portfolios”) (the five portfolios comprising Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Portfolios’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 19, 2007

2007 Annual Report

October 31, 2007

Federal Income Tax Information (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2007.

The following percentages of each Portfolio’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.):

Qualifying U.S.
Portfolio	Govt. Income %
Government	19.0%
Treasury	7.2

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt income dividends:

Portfolio	Percentage
Tax-Exempt	100.0%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

Portfolio	Amount (000)
Government	$	@—

@ Amount is less than $500.

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2007.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

	Qualified Interest	Short-Term
	Income	Capital Dividends
Portfolio	(000)	(000)
Money Market	$366,527	$—
Prime	1,431,331	12
Government	227,977	—
Treasury	31,179	1
Tax-Exempt	63,064	—

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2007 Annual Report

October 31, 2007

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Liquidity Funds (collectively, the “Funds”) are required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually.  The following Policy applies to current and former individual clients of the Funds.  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders.  Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUNDS RESPECT YOUR PRIVACY

The Funds appreciate that you have provided your personal financial information and strive to maintain the privacy of such information.  This Policy describes, and is designed to help you understand, what non-public personal information the Funds may collect about you, why the Funds collect it, and when the Funds may share it with others.  Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1.           WHAT PERSONAL INFORMATION DO THE FUNDS COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Funds collect and maintain accurate information about you.  The Funds obtain this information from applications and other forms you submit, from your dealings with the Funds, and from third parties and other sources.

For example:

“The Funds collect information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

“The Funds may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Funds and other sources.

“The Funds may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.           WHEN DO THE FUNDS DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Funds may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a.   Information the Funds disclose to affiliated companies:

The Funds do not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b.   Information the Funds disclose to third parties:

The Funds do not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on their Funds behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law.  For example, some instances where the Funds may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process.  When the Funds share personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

2007 Annual Report

October 31, 2007

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3.  HOW DO THE FUNDS PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Funds and/or their service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you.  The Funds and their  service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Funds’ behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (888) 378-1630.

© 2007 Morgan Stanley Institutional Liquidity Funds

2007 Annual Report

October 31, 2007

Trustee and Officer Information (unaudited)

Independent Trustees:

				Numberof
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.

				171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006- September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987- 1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

2007 Annual Report

October 31, 2007

Trustee and Officer Information (cont’d)

Independent Trustees:

				Numberof
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JPMorgan Investment Management Inc.

2007 Annual Report

October 31, 2007

Trustee and Officer Information (cont’d)

Interested Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)	Term of Office		Overseen by
Name, Age and Address of	Held with	and Length of		Interested	Other Directorships Held by
Interested Trustee	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*             This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**      The Fund Complex includes all funds advised by Morgan Stanley Investments LP (“MSI”) that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP. The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund’s Trustees can be found in the Fund’s Statement of Additional Information (SAI).  The SAI may be obtained without charge upon request, by calling the Fund at 1-888-378-1630.  You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”.  To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 00001227155 and the SAI is found within form type 485BPOS.

2007 Annual Report

October 31, 2007

Trustee and Officer Information (cont’d)

Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (68) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Ltd. 20 Bank Street Canary Wharf London, England E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004 - April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2007 Annual Report

October 31, 2007

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters.  The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(888) 378-1630 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send-money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/msim or call 1(888) 378-1630.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSILF: (888) 378-1630

© 2007 Morgan Stanley

MSILFANN IU07-05321I-Y11/07

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

                (1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

                (2)           Not applicable.

                (3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

1

2007

	Registrant		Covered Entities(1)
Audit Fees	$113,500		N/A

Non-Audit Fees
Audit-Related Fees	$—		$781,800	(2)
Tax Fees.	$13,000	(3)	$59,185	(4)
All Other Fees	$—		$74,100	(5)
Total Non-Audit Fees.	$13,000		$915,085

Total	$126,500		$915,085

2006

	Registrant		Covered Entities(1)
Audit Fees	$110,000		N/A

Non-Audit Fees
Audit-Related Fees	$—		$706,000	(2)
Tax Fees	$12,500	(3)	$79,422	(4)
All Other Fees	$—		$524,678	(5)
Total Non-Audit Fees	$122,500		$1,310,100

Total	$122,500		$1,310,100

 N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities and assistance in obtaining a private letter ruling.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

2

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit

(1)          This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

3

Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general

4

pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

5

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

6

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ James Garrett
James Garrett
Principal Financial Officer
December 20, 2007